UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2025

Date of reporting period:	01/01/2025 – 12/31/2025

Item 1: Reports to Shareholders.

TIFF Multi-Asset Fund

TIFF Multi-Asset Fund

A series portfolio of TIFF Investment Program

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about  TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$180	1.63%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the 65/35 Mix (defined below) by 447 basis points, gaining 21.44% compared to 16.97% for the 12 months ended December 31, 2025. The Fund maintained portfolio allocations near its strategic asset allocation targets and aimed to achieve a total return, net of expenses, that exceeds CPI +5% per Annum. Key factors for the Fund’s outperformance relative to the 65/35 Mix included its strategic asset allocation, investing in hedge funds rather than traditional bond investments, and strong money manager selection in both hedge funds and equities. Global economic growth of around 3% boosted earnings and stock prices, with the Fund’s equities portfolio outperforming the MSCI All Country World Index (25.65% vs.22.34%). The Fund’s hedge fund portfolio outperformed the Bloomberg US Aggregate Bond Index (23.53% vs.7.30%). The Fund’s Treasury and cash fixed income portfolio underperformed the Bloomberg US Aggregate Bond Index (4.01% vs. 7.30%).

Fund Performance

Cumulative performance: December 31, 2015 through December 31, 2025; Initial investment minimum of $2,500,000

	TIFF Multi-Asset Fund	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	Consumer Price Index ("CPI") + 5% Per Annum	Bloomberg US Aggregate Bond Index	MSCI All Country World Index
12/31/2015	$2,491,259	$2,500,000	$2,500,000	$2,500,000	$2,500,000
12/31/2016	$2,602,013	$2,654,256	$2,679,280	$2,566,181	$2,696,608
12/31/2017	$3,076,501	$3,090,809	$2,872,335	$2,657,071	$3,343,042
12/31/2018	$2,760,657	$2,905,443	$3,073,326	$2,657,370	$3,028,314
12/31/2019	$3,268,232	$3,495,503	$3,300,432	$2,889,010	$3,833,768
12/31/2020	$3,872,270	$3,981,275	$3,512,461	$3,105,874	$4,456,941
12/31/2021	$4,354,773	$4,428,094	$3,946,507	$3,057,988	$5,283,140
12/31/2022	$3,694,334	$3,706,314	$4,410,214	$2,660,136	$4,312,943
12/31/2023	$4,304,308	$4,307,108	$4,785,496	$2,807,209	$5,270,497
12/31/2024	$4,942,989	$4,806,632	$5,169,284	$2,842,305	$6,192,238
12/31/2025	$5,981,978	$5,622,317	$5,572,474	$3,049,821	$7,575,423

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
TIFF Multi-Asset Fund	21.44%	9.16%	9.19%
65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	16.97%	7.15%	8.44%
Consumer Price Index ("CPI") + 5% Per Annum	7.80%	9.67%	8.35%
MSCI All Country World Index	22.34%	11.19%	11.71%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

Key Fund Statistics (as of December 31, 2025)

Total Net Assets	$1,468,145,315
# of Portfolio Holdings	1,434
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$3,026,507

What did the Fund invest in?

(as of December 31, 2025)

 Country Allocation (% of Net Assets)

Value	Value
United States	86.6%
Canada	5.7%
Mauritius	2.0%
France	1.7%
South Korea	1.4%
United Kingdom	1.2%
Taiwan	1.0%
South Africa	0.8%
Brazil	0.7%
Others	5.9%

Top Ten Holdings (% of Net Assets)

Value	Value
FIXED INC CLEARING CORP.REPO, 1.060%, due 01/02/26	9.7%
NVIDIA Corp.	4.0%
State Street Financial Select Sector SPDR ETF	3.9%
Apple, Inc.	3.1%
Helikon Long Short Equity Fund ICAV	2.9%
Microsoft Corp.	2.6%
Voloridge Trading Aggressive Fund	2.3%
U.S. Treasury Bills, 3.812%, due 04/02/26	2.1%
Kotak Flexicap Feeder Fund, D (Mauritius)	2.0%
Vanguard Financials ETF	1.9%

How has the Fund changed?

The following is a summary of certain changes to the Fund for the period.

(1) Eversept Partners, LP was added as a new money manager to the Fund effective October 1, 2025

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, monthly performance results, holdings, proxy voting record or proxy voting policy, please visit www.tipfunds.org.

Phone: 800-984-0084

Email: info@tiff.org

TIFF Multi-Asset Fund

Annual Shareholder Report - December 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has several audit committee financial experts serving on the audit committee

(a)(2)	The audit committee financial experts serving on the Registrant’s audit committee are Jennifer Deger and Mai-Anh Fox, each of whom are “independent” as defined in Form N-CSR Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant’s independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2025 and 2024 were $111,300 and $113,300.

(b)	AUDIT-RELATED FEES: Audit-Related Fees are for assurance and related services by the Registrant’s independent accountant that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but are not reported as audit fees. No such fees were billed by PricewaterhouseCoopers LLP to the Registrant for the fiscal years ended December 31, 2025 or 2024.

(c)	TAX FEES: No such fees were billed by PricewaterhouseCoopers LLP to the Registrant for the fiscal years ended December 31, 2025 and December 31, 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant for the fiscal years ended December 31, 2025 or 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however, that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.

(2) Not applicable.

(f)	Not applicable.

(g)	In addition to amounts reported in (a) through (d) above, the aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant, and to the Registrant’s Investment Adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2025 and 2024 were $180,468 and $403,018.

(h)	The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services rendered to or paid for by the Registrant’s Investment Adviser to be compatible with maintaining the principal accounting firm’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

TIFF Investment Program
2025 Annual Report	DECEMBER 31, 2025
About TIFF
TIFF Advisory Services, LLC (“TAS”), an employee-owned Public Benefit Limited Liability Company (LLC), is a leading asset management firm dedicated to delivering comprehensive outsourced CIO (OCIO) and private markets solutions to primarily endowments, foundations, and other charitable organizations. Our primary objective is to enhance investment returns for our members while also optimizing their costs and reducing their administrative burden.
TIFF Mutual Fund
TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TAS serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Annual Report for the year ended December 31, 2025.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TAS services as well as answer any questions about these financial statements. For further information about TIP, please call us at 610-684-8200 or visit www.tiff.org.
February 25, 2026

Copyright © 2024 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	December 31, 2025
Financial Highlights
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
For a share outstanding throughout each period
Net asset value, beginning of year	$14.85	$14.03	$12.48	$16.22	$16.71
Income (loss) from investment operations
Net investment income (loss) (a)	(0.05)	0.08	0.08	0.03	0.01
Net realized and unrealized gain (loss) on investments	3.20	1.99	1.96	(2.49)	2.03
Total from investment operations	3.15	2.07	2.04	(2.46)	2.04
Less distributions from
Net investment income	(0.42)	(0.66)	(0.18)	—	(0.24)
Net realized gains	(2.30)	(0.59)	(0.31)	(1.28)	(2.29)
Total distributions	(2.72)	(1.25)	(0.49)	(1.28)	(2.53)
Net asset value, end of year	$15.28	$14.85	$14.03	$12.48	$16.22
Total return (b)	21.44%	14.84%	16.51%	(15.17)%	12.46%
Ratios/supplemental data
Net assets, end of year (000s)	$1,468,145	$1,290,525	$1,235,201	$1,247,979	$1,582,109
Ratio of expenses to average net assets, before waivers (c)	1.66%	1.12%	1.24%	1.14%	0.92%
Ratio of expenses to average net assets, after waivers (c)	1.63%(d)	1.10%(d)	1.23%(d)	1.14%	0.92%
Ratio of expenses to average net assets, excluding expenses for securities sold short after waivers (c)	1.41%(d)	0.88%(d)	0.98%(d)	0.88%	0.72%
Ratio of net investment income (loss) to average net assets (c)	(0.33)%(d)	0.51%(d)	0.59%(d)	0.22%	0.05%
Portfolio turnover	290%	251%	199%	143%	87%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
The expense and net income ratios do not include the fees, expenses, or income associated with investments made in acquired funds; such fees, expenses, and income are reflected in the acquired funds’ total return.

(d)
Net of fees and expenses waived. An expense waiver was in place effective November 1, 2023. For 2023, the impact of the fee waiver as a ratio to average net assets was 0.01%. For 2024, the impact of the fee waiver as a ratio to average net assets was 0.02%. and for 2025, the impact of the fee waiver as a ratio to average net assets was 0.03%.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Investments — 110.7% of net assets
Common Stocks — 73.3%
U.S. Common Stocks — 55.4%
Aerospace & Defense — 2.2%
ATI, Inc. (a)	527	$60,479
Axon Enterprise, Inc. (a)	20,323	11,542,041
Boeing Co. (a) (b)	385	83,591
Cadre Holdings, Inc.	49,115	2,005,857
Carpenter Technology Corp.	1,567	493,354
Curtiss-Wright Corp.	40	22,051
General Dynamics Corp. (b)	4,349	1,464,134
General Electric Co. (b)	35,236	10,853,745
Huntington Ingalls Industries, Inc.	769	261,514
Leonardo DRS, Inc.	471	16,056
Lockheed Martin Corp. (b)	1,953	944,608
Northrop Grumman Corp.	137	78,119
RTX Corp.	1,714	314,348
TAT Technologies Ltd. (a)	11,890	531,007
Textron, Inc.	200	17,434
TransDigm Group, Inc.	2,500	3,324,625
		32,012,963
Air Freight & Logistics — 0.2%
FedEx Corp. (b)	7,317	2,113,589
United Parcel Service, Inc., Class B (b)	2,964	293,999
		2,407,588
Automobile Components — 0.2%
BorgWarner, Inc. (b)	7,122	320,917
Dorman Products, Inc. (a)	3,885	478,593
Goodyear Tire & Rubber Co. (a) (b)	169,013	1,480,554
		2,280,064
Automobiles — 0.4%
General Motors Co.	2,164	175,976
Tesla, Inc. (a) (b)	13,139	5,908,871
		6,084,847
Banks — 0.8%
Bank of America Corp. (b)	21,045	1,157,475
Bridgewater Bancshares, Inc. (a)	787	13,796
Business First Bancshares, Inc.	1,069	27,944
Citigroup, Inc.	11,030	1,287,091
Citizens Financial Group, Inc.	10,401	607,522
ConnectOne Bancorp, Inc.	12,425	325,784
Dime Community Bancshares, Inc.	421	12,668
East West Bancorp, Inc.	169	18,994
First Financial Bancorp	1,272	31,825
JPMorgan Chase & Co. (b)	1,093	352,186
Live Oak Bancshares, Inc.	14,944	513,326
Mechanics Bancorp, Class A	96,977	1,418,774
Pinnacle Financial Partners, Inc.	11,302	1,078,324
PNC Financial Services Group, Inc.	10,580	2,208,363
Prosperity Bancshares, Inc.	3,657	252,735
Synovus Financial Corp.	2,857	142,993
Texas Capital Bancshares, Inc. (a)	8,377	758,454
TFS Financial Corp.	725	9,701
Truist Financial Corp.	15,603	767,824
Unity Bancorp, Inc.	778	40,238
Wells Fargo & Co.	357	33,272
Western Alliance Bancorp	273	22,951
		11,082,240
Beverages — 0.1%
Celsius Holdings, Inc. (a)	5,074	232,085
PepsiCo, Inc. (b)	9,028	1,295,699
Primo Brands Corp.	3,698	60,462
		1,588,246
	Number of Shares	Value
Biotechnology — 2.2%
Alector, Inc. (a)	17,181	$26,802
Alnylam Pharmaceuticals, Inc. (a)	4,085	1,624,400
AnaptysBio, Inc. (a)	2,403	116,498
Arcutis Biotherapeutics, Inc. (a)	4,860	141,134
Ardelyx, Inc. (a)	35,433	206,574
ARS Pharmaceuticals, Inc. (a)	52,790	615,004
Assembly Biosciences, Inc. (a)	3,462	117,743
BioCryst Pharmaceuticals, Inc. (a)	60,309	470,410
Biogen, Inc. (a)	1,029	181,094
Biohaven Ltd. (a)	3,111	35,123
BioMarin Pharmaceutical, Inc. (a)	16,047	953,673
Catalyst Pharmaceuticals, Inc. (a)	7,356	171,689
Celldex Therapeutics, Inc. (a)	29,554	802,687
CG oncology, Inc. (a)	6,197	257,300
CytomX Therapeutics, Inc. (a)	50,306	214,304
Editas Medicine, Inc. (a)	6,230	12,772
Exact Sciences Corp. (a)	1,672	169,808
Exelixis, Inc. (a)	21,596	946,553
Geron Corp. (a)	374,534	494,385
Gilead Sciences, Inc.	217	26,635
Incyte Corp. (a)	6,669	658,697
Invivyd, Inc. (a)	45,294	111,876
Ionis Pharmaceuticals, Inc. (a)	27,892	2,206,536
Legend Biotech Corp. — ADR (a)	19,781	430,039
MannKind Corp. (a)	29,115	165,082
Mirum Pharmaceuticals, Inc. (a)	3,663	289,340
Moderna, Inc. (a)	4,939	145,651
Natera, Inc. (a)	10,687	2,448,285
Neurocrine Biosciences, Inc. (a)	6,054	858,639
Novavax, Inc. (a)	3,887	26,121
Palisade Bio, Inc. (a)	90,454	212,567
Passage Bio, Inc. (a)	2,708	31,954
Protagonist Therapeutics, Inc. (a)	956	83,497
PureTech Health PLC (a)	17,100	28,812
Regeneron Pharmaceuticals, Inc. (b)	5,160	3,982,849
Relay Therapeutics, Inc. (a)	10,081	85,285
Roivant Sciences Ltd. (a)	65,230	1,415,491
Sarepta Therapeutics, Inc. (a)	31,694	682,055
Surrozen, Inc. (a)	1,970	44,522
Sutro Biopharma, Inc. (a)	3,741	43,283
Syndax Pharmaceuticals, Inc. (a)	66,820	1,403,888
Travere Therapeutics, Inc. (a)	22,750	869,278
Tyra Biosciences, Inc. (a)	5,858	154,007
United Therapeutics Corp. (a)	5,541	2,699,852
Vaxcyte, Inc. (a)	17,851	823,645
Vera Therapeutics, Inc. (a)	59,288	3,002,344
Vericel Corp. (a)	9,742	350,809
Viridian Therapeutics, Inc. (a)	45,381	1,412,257
Zenas Biopharma, Inc. (a)	2,474	89,831
		32,341,080
Broadline Retail — 1.9%
Amazon.com, Inc. (a) (b)	116,022	26,780,198
Etsy, Inc. (a)	17,092	947,580
		27,727,778
Building Products — 0.3%
AAON, Inc.	5,415	412,894
Armstrong World Industries, Inc.	129	24,652
CSW Industrials, Inc.	1,331	390,688
Hayward Holdings, Inc. (a)	119,670	1,848,902
Janus International Group, Inc. (a)	30,643	200,405
Quanex Building Products Corp.	26,215	403,187
Tecnoglass, Inc.	15,794	794,754
Trane Technologies PLC	323	125,712
Trex Co., Inc. (a)	1,756	61,600
		4,262,794

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Capital Markets — 1.0%
Ameriprise Financial, Inc.	35	$17,162
Bank of New York Mellon Corp. (b)	11,277	1,309,147
Cboe Global Markets, Inc.	297	74,547
Charles Schwab Corp. (b)	10,973	1,096,312
Evercore, Inc., Class A	1,650	561,413
Franklin Resources, Inc.	64,850	1,549,267
Intercontinental Exchange, Inc. (b)	480	77,741
Invesco Ltd.	8,791	230,940
Janus Henderson Group PLC	7,581	360,628
KKR & Co., Inc.	20,000	2,549,600
LPL Financial Holdings, Inc.	12,448	4,446,052
MarketAxess Holdings, Inc.	1,591	288,369
Moody’s Corp.	305	155,809
Morgan Stanley	2,899	514,660
MSCI, Inc.	1,384	794,042
Northern Trust Corp.	892	121,838
Raymond James Financial, Inc.	101	16,220
Robinhood Markets, Inc., Class A (a) (b)	1,004	113,552
S&P Global, Inc. (b)	465	243,004
State Street Corp.	176	22,706
Stifel Financial Corp.	2,473	309,669
Tradeweb Markets, Inc., Class A	152	16,346
Victory Capital Holdings, Inc., Class A	1,783	112,489
		14,981,513
Chemicals — 0.5%
AdvanSix, Inc.	2,723	47,108
CF Industries Holdings, Inc.	2,454	189,792
DuPont de Nemours, Inc. (b)	397	15,959
Ecolab, Inc. (b)	62	16,276
Flotek Industries, Inc. (a)	31,991	551,205
Huntsman Corp. (b)	23,258	232,580
Ingevity Corp. (a)	10,540	623,757
Mosaic Co. (b)	26,649	641,974
Olin Corp.	42,406	883,317
Perimeter Solutions, Inc. (a)	44,103	1,214,156
Sherwin-Williams Co.	4,997	1,619,178
Stepan Co.	2,466	116,790
Tronox Holdings PLC	155,051	646,563
		6,798,655
Commercial Services & Supplies — 0.2%
ACV Auctions, Inc., Class A (a)	95,763	768,019
Brink’s Co.	4,583	534,974
Copart, Inc. (a)	4,142	162,159
GEO Group, Inc. (a)	43,964	708,700
Montrose Environmental Group, Inc. (a)	9,430	234,147
Rollins, Inc.	1,752	105,155
Tetra Tech, Inc.	2,038	68,354
UniFirst Corp.	1,333	257,136
Veralto Corp.	2,410	240,470
		3,079,114
Communications Equipment — 0.5%
Arista Networks, Inc. (a)	12,177	1,595,552
BK Technologies Corp. (a)	2,413	179,986
Ciena Corp. (a)	397	92,846
Cisco Systems, Inc. (b)	40,281	3,102,845
Extreme Networks, Inc. (a)	47,632	793,073
Lumentum Holdings, Inc. (a)	2,872	1,058,591
Motorola Solutions, Inc.	1,432	548,914
		7,371,807
Construction & Engineering — 0.5%
Cardinal Infrastructure Group, Inc., Class A (a)	6,903	166,915
Comfort Systems USA, Inc.	1,622	1,513,796
	Number of Shares	Value
EMCOR Group, Inc. (b)	547	$334,649
Ferrovial SE	7,481	483,347
Fluor Corp. (a)	23,666	937,884
Granite Construction, Inc.	178	20,532
Great Lakes Dredge & Dock Corp. (a)	31,849	417,859
Matrix Service Co. (a)	79,895	934,771
Orion Group Holdings, Inc. (a)	93,507	929,460
Valmont Industries, Inc.	4,013	1,614,510
		7,353,723
Construction Materials — 0.0%
CRH PLC (b)	2,850	355,680
Consumer Finance — 0.3%
American Express Co.	1,390	514,231
Capital One Financial Corp. (b)	10,033	2,431,598
Green Dot Corp., Class A (a)	143,741	1,841,322
SLM Corp.	971	26,275
Synchrony Financial	2,342	195,393
		5,008,819
Consumer Staples Distribution & Retail — 0.8%
Casey’s General Stores, Inc.	582	321,677
Dollar General Corp.	3,614	479,831
Grocery Outlet Holding Corp. (a)	60,610	612,161
Performance Food Group Co. (a)	3,225	289,992
Sprouts Farmers Market, Inc. (a)	2,919	232,557
Sysco Corp.	13,709	1,010,216
Walgreens Boots Alliance, Inc. (a)	67,537	35,795
Walmart, Inc. (b)	82,084	9,144,978
		12,127,207
Containers & Packaging — 0.1%
Crown Holdings, Inc. (b)	3,269	336,609
Ranpak Holdings Corp. (a)	101,517	549,207
TriMas Corp. (b)	14,000	496,300
		1,382,116
Distributors — 0.1%
Gold.com, Inc.	24,237	825,270
Diversified Consumer Services — 0.3%
ADT, Inc.	127,603	1,029,756
American Public Education, Inc. (a)	10,753	406,463
Bright Horizons Family Solutions, Inc. (a)	1,422	144,191
Duolingo, Inc. (a)	4,379	768,515
Graham Holdings Co., Class B	17	18,676
Matthews International Corp., Class A	1,352	35,314
Mister Car Wash, Inc. (a)	397,948	2,212,591
WW International, Inc. (a)	2,496	72,921
		4,688,427
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	63,249	1,363,648
Globalstar, Inc. (a)	40,979	2,501,358
Verizon Communications, Inc.	13,646	555,802
		4,420,808
Electric Utilities — 0.2%
American Electric Power Co., Inc.	354	40,820
Edison International	20,130	1,208,202
PG&E Corp. (b)	121,281	1,948,986
		3,198,008
Electrical Equipment — 0.6%
Acuity, Inc.	792	285,152
AMETEK, Inc. (b)	666	136,736
Bloom Energy Corp., Class A (a)	5,449	473,464
Eaton Corp. PLC	979	311,821
EnerSys	995	146,016

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Enovix Corp. (a)	195,386	$1,428,272
FuelCell Energy, Inc. (a)	158,591	1,159,300
GE Vernova, Inc. (b)	2,261	1,477,722
Net Power, Inc. (a)	217,659	496,262
Nextpower, Inc., Class A (a)	15,471	1,347,679
Shoals Technologies Group, Inc., Class A (a)	118,526	1,007,471
Vertiv Holdings Co., Class A (b)	5,204	843,100
		9,112,995
Electronic Equipment, Instruments & Components — 1.1%
Advanced Energy Industries, Inc.	1,605	336,039
Amphenol Corp., Class A (b)	57,566	7,779,469
CDW Corp.	5,721	779,200
Crane NXT Co.	4,959	233,420
Evolv Technologies Holdings, Inc. (a)	106,504	762,569
Napco Security Technologies, Inc.	14,035	585,259
nLight, Inc. (a)	2,345	87,961
Novanta, Inc. (a)	4,683	557,230
Ouster, Inc. (a)	3,716	80,414
Powerfleet, Inc. NJ (a)	402,192	2,139,661
Red Cat Holdings, Inc. (a)	133,817	1,061,169
Rockwell Automation, Inc.	568	220,992
Rogers Corp. (a)	2,666	244,126
TD SYNNEX Corp.	1,011	151,883
Teledyne Technologies, Inc. (a)	3,019	1,541,894
Zebra Technologies Corp., Class A (a)	1,220	296,240
		16,857,526
Energy Equipment & Services — 0.4%
Bristow Group, Inc. (a)	9,140	334,707
Helix Energy Solutions Group, Inc. (a)	124,165	778,514
Helmerich & Payne, Inc.	3,425	98,229
National Energy Services Reunited Corp. (a)	16,762	262,493
Oceaneering International, Inc. (a)	57,697	1,386,459
Select Water Solutions, Inc.	39,227	412,668
SLB Ltd.	19,256	739,045
Solaris Energy Infrastructure, Inc.	44,378	2,040,057
Tidewater, Inc. (a)	311	15,709
		6,067,881
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,112	208,053
Live Nation Entertainment, Inc. (a)	2,425	345,562
Madison Square Garden Sports Corp. (a)	7,584	1,961,601
Netflix, Inc. (a)	48,537	4,550,829
ROBLOX Corp., Class A (a)	21,122	1,711,516
Roku, Inc. (a)	7,320	794,147
Spotify Technology SA (a)	842	488,958
Walt Disney Co.	8,553	973,075
Warner Bros Discovery, Inc. (a)	557	16,053
		11,049,794
Financial Services — 2.4%
Alerus Financial Corp.	94	2,117
Berkshire Hathaway, Inc., Class B (a) (b)	15,284	7,682,503
Chime Financial, Inc., Class A (a)	67,040	1,687,397
Compass Diversified Holdings	157,178	754,454
Corebridge Financial, Inc.	2,738	82,605
Corpay, Inc. (a)	61	18,357
Crane Harbor Acquisition Corp., Class A (a)	37,300	401,721
Fidelity National Information Services, Inc.	3,527	234,404
Fiserv, Inc. (a)	1,866	125,339
Global Payments, Inc.	2,275	176,085
	Number of Shares	Value
Jackson Financial, Inc., Class A	2,200	$234,630
Mastercard, Inc., Class A (b)	29	16,556
MGIC Investment Corp.	2,865	83,715
Paymentus Holdings, Inc., Class A (a)	5,126	161,930
PayPal Holdings, Inc.	14,194	828,646
Repay Holdings Corp. (a)	42,510	155,162
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	1,728	4,970
Toast, Inc., Class A (a)	38,716	1,374,805
Visa, Inc., Class A (b)	56,764	19,907,702
Voya Financial, Inc.	2,890	215,276
WEX, Inc. (a)	8,191	1,220,295
		35,368,669
Food Products — 0.1%
Bunge Global SA	46	4,098
Darling Ingredients, Inc. (a)	16,355	588,780
Mama’s Creations, Inc. (a)	18,202	245,545
Premium Brands Holdings Corp. (b)	6,200	459,438
Tyson Foods, Inc., Class A	4,869	285,421
		1,583,282
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc. (b)	3,833	744,905
Knight-Swift Transportation Holdings, Inc.	383	20,023
Lyft, Inc., Class A (a)	43,110	835,041
Norfolk Southern Corp. (b)	56	16,168
Uber Technologies, Inc. (a) (b)	97,628	7,977,184
		9,593,321
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	3,981	498,780
Align Technology, Inc. (a)	518	80,886
Beta Bionics, Inc. (a)	15,423	469,939
Bioventus, Inc., Class A (a)	9,105	67,741
Boston Scientific Corp. (a) (b)	7,109	677,843
Glaukos Corp. (a)	2,882	325,407
Haemonetics Corp. (a)	16,186	1,297,308
IDEXX Laboratories, Inc. (a)	7,994	5,408,181
Insulet Corp. (a)	1,189	337,961
Intuitive Surgical, Inc. (a) (b)	1,365	773,081
LivaNova PLC (a)	2,523	155,240
Masimo Corp. (a)	3,698	480,962
Medtronic PLC (b)	19,491	1,872,305
Merit Medical Systems, Inc. (a)	16,526	1,456,602
Neogen Corp. (a)	21,831	152,599
OrthoPediatrics Corp. (a)	1,643	29,180
SS Innovations International, Inc. (a)	1,628	9,247
STAAR Surgical Co. (a)	11,380	262,764
Stryker Corp.	24,284	8,535,097
		22,891,123
Health Care Providers & Services — 1.8%
agilon health, Inc. (a)	688,671	474,288
AMN Healthcare Services, Inc. (a)	10,856	171,091
Brookdale Senior Living, Inc. (a)	32,738	353,243
Cardinal Health, Inc.	2,505	514,777
Cencora, Inc.	2,817	951,442
Centene Corp. (a)	110,355	4,541,108
Community Health Systems, Inc. (a)	112,237	350,179
CVS Health Corp. (b)	2,910	230,938
Elevance Health, Inc.	294	103,062
Encompass Health Corp.	2,051	217,693
Enhabit, Inc. (a)	4,731	43,620
Ensign Group, Inc.	356	62,015
GeneDx Holdings Corp. (a)	2,013	261,811
HCA Healthcare, Inc.	2,568	1,198,896
HealthEquity, Inc. (a)	35,633	3,264,339

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Humana, Inc.	459	$117,564
McKesson Corp. (b)	5,434	4,457,456
Molina Healthcare, Inc. (a)	3,020	524,091
National HealthCare Corp.	619	84,859
NeoGenomics, Inc. (a)	171,570	2,017,663
Oncology Institute, Inc. (a)	350,997	1,249,549
Pennant Group, Inc. (a)	6,328	178,133
Progyny, Inc. (a)	66,229	1,700,761
RadNet, Inc. (a) (b)	6,300	449,505
Select Medical Holdings Corp.	19,533	290,065
Talkspace, Inc. (a)	136,404	495,146
Tenet Healthcare Corp. (a)	5,424	1,077,857
UnitedHealth Group, Inc. (b)	2,953	974,815
Universal Health Services, Inc., Class B	464	101,161
		26,457,127
Health Care REITs — 0.0%
Ventas, Inc. (b)	203	15,708
Health Care Technology — 0.1%
OptimizeRx Corp. (a)	448	5,493
Phreesia, Inc. (a)	49,588	839,029
Veeva Systems, Inc., Class A (a)	4,141	924,395
		1,768,917
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A (a) (b)	13,433	1,823,127
Aramark	6,929	255,403
Booking Holdings, Inc. (b)	665	3,561,294
Carnival Corp. (a) (b)	8,692	265,454
Chipotle Mexican Grill, Inc. (a) (b)	20,306	751,322
Dave & Buster’s Entertainment, Inc. (a)	23,010	372,992
Domino’s Pizza, Inc.	121	50,435
DraftKings, Inc., Class A (a) (b)	50,911	1,754,393
Expedia Group, Inc. (b)	2,079	589,002
Las Vegas Sands Corp. (b)	36,354	2,366,282
Marriott International, Inc., Class A	20,225	6,274,604
MGM Resorts International (a) (b)	5,716	208,577
Nathan’s Famous, Inc.	2,820	263,867
Norwegian Cruise Line Holdings Ltd. (a)	119,224	2,661,080
Penn Entertainment, Inc. (a)	7,404	109,209
Sweetgreen, Inc., Class A (a)	101,879	688,702
Texas Roadhouse, Inc.	6,847	1,136,602
Viking Holdings Ltd. (a) (b)	14,831	1,059,082
Wendy’s Co.	19,283	160,627
Xponential Fitness, Inc., Class A (a)	64,136	527,839
		24,879,893
Household Durables — 0.1%
DR Horton, Inc. (b)	507	73,023
Garmin Ltd. (b)	3,025	613,621
Mohawk Industries, Inc. (a) (b)	1,955	213,682
Newell Brands, Inc. (b)	139,455	518,773
PulteGroup, Inc.	331	38,813
		1,457,912
Household Products — 0.7%
Church & Dwight Co., Inc.	51,553	4,322,719
Procter & Gamble Co. (b)	39,222	5,620,905
		9,943,624
Industrial Conglomerates — 0.1%
3M Co. (b)	7,458	1,194,026
Honeywell International, Inc.	4,228	824,840
		2,018,866
Insurance — 0.9%
Allstate Corp.	2,218	461,677
Axis Capital Holdings Ltd.	16,049	1,718,687
	Number of Shares	Value
Chubb Ltd.	3,623	$1,130,811
CNA Financial Corp.	2,245	107,176
eHealth, Inc. (a)	1,292	5,943
Everest Group Ltd.	1,650	559,928
F&G Annuities & Life, Inc.	4,475	138,054
Fidelity National Financial, Inc.	74,599	4,072,359
Globe Life, Inc.	154	21,538
Hartford Insurance Group, Inc.	2,303	317,353
Kemper Corp.	8,549	346,576
Loews Corp.	35	3,686
Marsh & McLennan Cos., Inc.	885	164,185
MetLife, Inc.	852	67,257
Neptune Insurance Holdings, Inc., Class A (a)	4,493	131,016
Progressive Corp.	7,230	1,646,416
Reinsurance Group of America, Inc.	1,872	380,877
Selective Insurance Group, Inc.	14,989	1,254,130
Tiptree, Inc.	4,234	77,355
Travelers Cos., Inc.	63	18,274
		12,623,298
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A (b)	55,277	17,301,701
Alphabet, Inc., Class C	48,686	15,277,667
Match Group, Inc.	37,128	1,198,863
Meta Platforms, Inc., Class A	32,861	21,691,218
Pinterest, Inc., Class A (a)	35,857	928,338
Snap, Inc., Class A (a)	29,602	238,888
ZoomInfo Technologies, Inc. (a)	209,544	2,131,062
		58,767,737
IT Services — 1.2%
Accenture PLC, Class A (b)	2,302	617,627
Akamai Technologies, Inc. (a)	4,308	375,873
ASGN, Inc. (a)	1,200	57,804
Cloudflare, Inc., Class A (a)	54,843	10,812,297
Commerce.com, Inc. (a)	95,693	394,255
DigitalOcean Holdings, Inc. (a)	5,116	246,182
Gartner, Inc. (a)	3,739	943,275
GoDaddy, Inc., Class A (a)	555	68,864
Grid Dynamics Holdings, Inc. (a)	24,959	225,380
Kyndryl Holdings, Inc. (a)	20,171	535,742
MongoDB, Inc. (a)	1,003	420,949
Snowflake, Inc. (a) (b)	4,835	1,060,606
VeriSign, Inc.	3,937	956,494
Whitefiber, Inc. (a)	22,486	355,279
		17,070,627
Leisure Products — 0.1%
Clarus Corp.	166,802	558,787
Hasbro, Inc. (b)	6,214	509,548
Latham Group, Inc. (a)	152,318	967,219
		2,035,554
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A (a)	15,102	246,314
Avantor, Inc. (a)	47,522	544,602
Azenta, Inc. (a)	230	7,650
Bio-Techne Corp.	5,705	335,511
Bruker Corp.	14,503	683,236
Danaher Corp. (b)	5,773	1,321,555
Fortrea Holdings, Inc. (a)	4,755	82,024
ICON PLC (a)	1,426	259,846
Illumina, Inc. (a)	5,616	736,594
IQVIA Holdings, Inc. (a)	1,900	428,279
Maravai LifeSciences Holdings, Inc., Class A (a)	15,433	50,157
Medpace Holdings, Inc. (a)	2,461	1,382,221
Mettler-Toledo International, Inc. (a)	3,726	5,194,752

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Revvity, Inc.	2,077	$200,950
Sotera Health Co. (a)	22,254	392,561
Waters Corp. (a)	24,089	9,149,725
West Pharmaceutical Services, Inc.	182	50,075
		21,066,052
Machinery — 0.5%
Chart Industries, Inc. (a)	1,162	239,639
Cummins, Inc. (b)	620	316,479
Enerpac Tool Group Corp.	15,760	602,662
Flowserve Corp.	13,565	941,140
Mayville Engineering Co., Inc. (a)	27,877	521,857
Mueller Industries, Inc.	4,659	534,853
Otis Worldwide Corp.	5,011	437,711
Parker-Hannifin Corp.	587	515,950
RBC Bearings, Inc. (a)	4,387	1,967,262
Toro Co.	936	73,682
Velo3D, Inc. (a)	7,917	108,780
Wabash National Corp.	8,862	76,656
Westinghouse Air Brake Technologies Corp. (b)	82	17,503
Xylem, Inc.	5,856	797,470
		7,151,644
Marine Transportation — 0.0%
Kirby Corp. (a)	3,020	332,744
Media — 0.2%
Charter Communications, Inc., Class A (a)	2,586	539,828
Comcast Corp., Class A	12,390	370,337
Liberty Broadband Corp., Class C (a)	342	16,621
Magnite, Inc. (a)	3,641	59,093
New York Times Co., Class A	1,740	120,791
News Corp., Class A	3,925	102,521
PubMatic, Inc., Class A (a)	121,526	1,077,936
		2,287,127
Metals & Mining — 0.4%
Alcoa Corp. (b)	349	18,546
Cleveland-Cliffs, Inc. (a)	13,289	176,478
Coeur Mining, Inc. (a) (b)	73,994	1,319,313
Constellium SE (a)	3,766	70,989
Ferroglobe PLC	186,505	865,383
Freeport-McMoRan, Inc. (b)	14,131	717,714
Ivanhoe Electric, Inc. (a)	6,981	111,556
Newmont Corp.CDI	7,782	775,664
Newmont Corp. (b)	13,400	1,337,990
Nucor Corp.	363	59,209
Royal Gold, Inc.	3,651	811,581
Ryerson Holding Corp.	332	8,353
Steel Dynamics, Inc.	21	3,558
Ultra Rare Earth, Inc. (a) (c)	35,700	142,800
		6,419,134
Oil, Gas & Consumable Fuels — 1.0%
Antero Resources Corp. (a)	13,491	464,900
Cheniere Energy, Inc.	4,714	916,354
Chevron Corp. (b)	5,258	801,372
ConocoPhillips	6,446	603,410
Energy Fuels, Inc. (a)	83,338	1,211,735
Excelerate Energy, Inc., Class A	1,776	49,817
Expand Energy Corp.	16,058	1,772,161
Exxon Mobil Corp. (b)	6,224	748,996
Green Plains, Inc. (a)	43,439	425,702
Kinder Morgan, Inc.	606	16,659
Marathon Petroleum Corp.	2,134	347,052
Nordic American Tankers Ltd.	433,817	1,492,331
Ovintiv, Inc.	4,285	167,929
Par Pacific Holdings, Inc. (a)	1,198	42,098
	Number of Shares	Value
PBF Energy, Inc., Class A	1,807	$49,006
Phillips 66	4,034	520,547
Range Resources Corp.	100,064	3,528,257
Ur-Energy, Inc. (a)	1,246,267	1,732,311
Valero Energy Corp.	2,827	460,207
		15,350,844
Passenger Airlines — 0.1%
Alaska Air Group, Inc. (a)	2,195	110,408
Delta Air Lines, Inc. (b)	1,787	124,018
United Airlines Holdings, Inc. (a) (b)	11,644	1,302,032
		1,536,458
Personal Care Products — 0.0%
BellRing Brands, Inc. (a)	15,584	416,560
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co. (b)	30,890	1,666,207
Contineum Therapeutics, Inc., Class A (a)	2,874	32,850
Edgewise Therapeutics, Inc. (a)	6,772	168,047
Eli Lilly & Co. (b)	5,750	6,179,410
Esperion Therapeutics, Inc. (a)	69,405	256,799
Evolus, Inc. (a)	7,427	49,390
GSK PLC — SPADR	40,921	2,006,766
Jazz Pharmaceuticals PLC (a)	2,890	491,300
Johnson & Johnson (b)	7,609	1,574,683
Liquidia Corp. (a)	22,423	773,369
Merck & Co., Inc. (b)	16,961	1,785,315
Perrigo Co. PLC	37,596	523,336
Pfizer, Inc. (b)	23,181	577,207
Pliant Therapeutics, Inc. (a)	17,429	21,263
Rapport Therapeutics, Inc. (a)	1,101	33,404
Royalty Pharma PLC, Class A	8,416	325,194
Structure Therapeutics, Inc. — ADR (a)	2,694	187,368
Xeris Biopharma Holdings, Inc. (a)	145,871	1,145,087
Zoetis, Inc.	18,487	2,326,034
		20,123,029
Professional Services — 0.7%
Amentum Holdings, Inc. (a)	20,610	597,690
Automatic Data Processing, Inc. (b)	26,293	6,763,348
CACI International, Inc., Class A (a)	54	28,772
Clarivate PLC (a)	101,198	338,001
Concentrix Corp.	8,116	337,463
Dayforce, Inc. (a)	2,026	140,118
First Advantage Corp. (a)	30,537	443,703
Huron Consulting Group, Inc. (a)	407	70,374
Insperity, Inc.	14,801	573,095
Leidos Holdings, Inc. (b)	114	20,566
Paylocity Holding Corp. (a) (b)	1,240	189,100
Robert Half, Inc. (b)	13,880	376,981
Science Applications International Corp. (b)	184	18,521
TransUnion	9,287	796,360
Verra Mobility Corp. (a)	819	18,354
		10,712,446
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a)	43,647	618,042
CBRE Group, Inc., Class A (a)	1,099	176,708
Kennedy-Wilson Holdings, Inc.	7,682	74,285
		869,035
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc. (a) (b)	20,120	4,308,899
Ambarella, Inc. (a)	532	37,687
Analog Devices, Inc. (b)	668	181,162
Applied Materials, Inc.	9,422	2,421,360
Astera Labs, Inc. (a)	5,672	943,594

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Broadcom, Inc. (b)	10,513	$3,638,549
Enphase Energy, Inc. (a)	36,230	1,161,172
First Solar, Inc. (a)	6,638	1,734,045
GLOBALFOUNDRIES, Inc. (a)	481	16,797
Intel Corp. (a) (b)	17,758	655,270
KLA Corp.	414	503,043
Kopin Corp. (a)	125,692	294,119
Lam Research Corp. (b)	7,406	1,267,759
Marvell Technology, Inc.	17,084	1,451,798
Microchip Technology, Inc.	1,378	87,806
Micron Technology, Inc. (b)	8,625	2,461,661
NVIDIA Corp. (b)	313,640	58,493,860
Onto Innovation, Inc. (a)	329	51,936
PDF Solutions, Inc. (a)	1,208	34,464
QUALCOMM, Inc. (b)	829	141,800
Sequans Communications SA (a) (c)	4,258	—
Teradyne, Inc.	2,924	565,969
Texas Instruments, Inc.	56,834	9,860,131
Universal Display Corp.	14,770	1,724,841
Wolfspeed, Inc. (a)	16,482	286,952
		92,324,674
Software — 6.1%
Adobe, Inc. (a) (b)	6,762	2,366,632
Alarm.com Holdings, Inc. (a)	1,505	76,785
Atlassian Corp., Class A (a)	17,655	2,862,582
AvePoint, Inc. (a)	10,890	151,262
Bill Holdings, Inc. (a)	59,372	3,238,149
Box, Inc., Class A (a)	9,936	297,186
Confluent, Inc., Class A (a)	62,655	1,894,687
Crowdstrike Holdings, Inc., Class A (a)	7,285	3,414,917
Datadog, Inc., Class A (a)	38,061	5,175,915
Docusign, Inc. (a)	3,025	206,910
Dolby Laboratories, Inc., Class A	247	15,862
Elastic NV (a)	26,199	1,976,452
Fortinet, Inc. (a)	53,243	4,228,027
Gitlab, Inc., Class A (a)	70,521	2,646,653
Guidewire Software, Inc. (a)	1,003	201,613
HubSpot, Inc. (a)	2,392	959,910
Intuit, Inc. (b)	5,940	3,934,775
Manhattan Associates, Inc. (a)	3,509	608,145
Microsoft Corp. (b)	79,504	38,449,724
Monday.com Ltd. (a)	11,685	1,724,239
N-able, Inc. (a)	123,139	921,080
NCR Voyix Corp. (a)	395,421	4,033,294
Netskope, Inc., Class A (a)	5,964	104,609
Nutanix, Inc., Class A (a)	27,735	1,433,622
Oracle Corp. (b)	8,588	1,673,887
Palantir Technologies, Inc., Class A (a) (b)	12,401	2,204,278
Palo Alto Networks, Inc. (a) (b)	1,844	339,665
PAR Technology Corp. (a)	2,996	108,695
Rubrik, Inc., Class A (a)	578	44,205
Salesforce, Inc. (b)	2,142	567,437
ServiceNow, Inc. (a) (b)	9,490	1,453,773
Sprinklr, Inc., Class A (a)	14,361	111,729
Sprout Social, Inc., Class A (a)	28,360	319,617
Unity Software, Inc. (a)	2,848	125,796
Weave Communications, Inc. (a)	68,852	522,587
Workday, Inc., Class A (a)	1,009	216,713
Zoom Communications, Inc. (a)	14,229	1,227,820
Zscaler, Inc. (a)	564	126,855
		89,966,087
Specialized REITs — 0.1%
Extra Space Storage, Inc. (b)	6,263	815,568
SBA Communications Corp.	84	16,248
VICI Properties, Inc.	8,008	225,185
		1,057,001

	Number of Shares	Value
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A (a)	5,363	$675,041
Arhaus, Inc. (a)	63,232	708,831
AutoZone, Inc. (a)	179	607,078
Bath & Body Works, Inc.	42,919	861,813
Best Buy Co., Inc. (b)	17,868	1,195,905
CarMax, Inc. (a)	11,655	450,349
Chewy, Inc., Class A (a)	45,671	1,509,426
Five Below, Inc. (a) (b)	3,541	666,983
Gap, Inc.	23,766	608,410
Home Depot, Inc.	10,519	3,619,588
MarineMax, Inc. (a)	60,404	1,463,589
Murphy USA, Inc.	978	394,643
O’Reilly Automotive, Inc. (a)	5,685	518,529
RH (a)	1,365	244,540
Ross Stores, Inc. (b)	446	80,342
TJX Cos., Inc. (b)	34,078	5,234,722
		18,839,789
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc. (b)	166,645	45,304,110
Dell Technologies, Inc., Class C (b)	2,747	345,792
HP, Inc.	30,725	684,553
Pure Storage, Inc., Class A (a)	6,602	442,400
Sandisk Corp. (a)	885	210,081
Seagate Technology Holdings PLC	3,936	1,083,935
Western Digital Corp.	6,687	1,151,970
		49,222,841
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (a) (b)	6,309	654,054
NIKE, Inc., Class B	35,198	2,242,465
Ralph Lauren Corp. (b)	177	62,589
Tapestry, Inc. (b)	1,955	249,790
VF Corp. (b)	8,988	162,503
		3,371,401
Tobacco — 0.6%
Altria Group, Inc. (b)	5,812	335,120
Philip Morris International, Inc. (b)	54,307	8,710,843
		9,045,963
Trading Companies & Distributors — 0.1%
Air Lease Corp.	15,168	974,241
Ferguson Enterprises, Inc. (b)	691	153,837
Transcat, Inc. (a)	197	11,176
		1,139,254
Water Utilities — 0.0%
York Water Co.	7,230	230,203
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc. (b)	1,138	231,059
Total U.S. Common Stocks (Cost $686,944,946)		812,635,946
Foreign Common Stocks — 17.9%
Argentina — 0.1%
Cresud SACIF y A — SPADR (a)	95,757	1,209,414
IRSA Inversiones y Representaciones SA SPADR (a)	1,924	31,823
Telecom Argentina SA — SPADR	8,923	103,596
		1,344,833
Australia — 0.6%
Anglogold Ashanti PLC	784	66,860
AusQuest Ltd. (a)	1,585,146	52,750
BHP Group Ltd. (f)	25,691	775,253
Deterra Royalties Ltd. (f)	197,295	534,904
Glencore PLC (a)	472,176	2,568,513
Meteoric Resources NL (a)	2,572,483	291,943

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Paladin Energy Ltd. (a)	220,989	$1,397,533
Paladin Energy Ltd. (a) (f)	330,628	2,090,734
PLS Group Ltd. (a)	373,634	1,052,606
Rio Tinto PLC — SPADR	3,783	302,753
Treasury Wine Estates Ltd. (f)	18,763	65,616
		9,199,465
Brazil — 0.6%
Arcos Dorados Holdings, Inc., Class A	15,925	116,890
Axia Energia	93,002	855,315
BrasilAgro — Co. Brasileira de Propriedades Agricolas	139,300	506,060
MercadoLibre, Inc. (a)	298	600,249
NU Holdings Ltd., Class A (a)	247,900	4,149,846
SLC Agricola SA	137,900	403,441
Vale SA	175,891	2,299,774
Vale SA — SPADR	18,557	241,798
		9,173,373
Cameroon, United Republic Of — 0.1%
Golar LNG Ltd.	24,379	907,143
Canada — 5.3%
Aecon Group, Inc. (b)	27,200	619,880
Air Canada (a)	33,900	476,435
Algoma Steel Group, Inc.	29,972	122,885
Americas Gold & Silver Corp. (a) (b)	416,412	2,135,833
Appia Rare Earths & Uranium Corp. (a) (c)	978,500	159,923
Asante Gold Corp. (a) (b)	779,500	937,070
Atex Resources, Inc. (a) (c)	1,062,000	2,561,087
Barrick Mining Corp.	16,742	729,114
Bear Creek Mining Corp. (a)	424,151	185,414
Bitcoin Treasury Corp. (a)	73,700	273,848
BlackBerry Ltd. (a) (b)	204,719	772,609
Brookfield Corp.	1,807	82,923
Cameco Corp.	5,727	523,963
Cameco Corp. — TSX Shares (b)	12,800	1,172,055
Canaccord Genuity Group, Inc. (b)	72,400	583,399
Canada Goose Holdings, Inc. (a)	46,067	596,568
Capstone Copper Corp. (a) (b)	240,365	2,413,194
Cenovus Energy, Inc. (b)	130,029	2,199,756
Champion Iron Ltd. (f)	104,620	421,221
Cineplex, Inc. (a)	35,400	271,841
Culico Metals, Inc. (a) (c)	122,550	23,214
Definity Financial Corp. (b)	16,900	934,915
Denison Mines Corp. (a)	488,359	1,299,035
Denison Mines Corp. (Toronto) (a) (c)	301,300	799,047
Descartes Systems Group, Inc. (a) (b)	5,300	464,954
Enerflex Ltd. (b)	67,600	1,042,159
Engene Holdings, Inc. (a)	9,795	88,449
Equinox Gold Corp. (a)	23,268	326,683
Extendicare, Inc. (b)	28,600	444,873
Foran Mining Corp. (a)	154,919	568,862
Gildan Activewear, Inc. (b)	8,285	517,481
Global Atomic Corp. (a)	138,100	72,443
Heliostar Metals Ltd. (a)	339,700	626,164
Highlander Silver Corp. (a)	637,800	2,467,464
Hudbay Minerals, Inc.	78,019	1,548,955
i-80 Gold Corp. (a)	1,083,800	1,582,348
International Tower Hill Mines Ltd. (a)	376,174	699,684
Kinross Gold Corp. — NYSE Shares	4,567	128,607
Kraken Robotics, Inc. (a) (b)	73,300	341,787
Lithium Argentina AG (a)	137,101	765,024
MDA Space Ltd. (a) (b)	64,900	1,259,652
Minera Alamos, Inc. (a) (c)	3,532,200	1,363,933
Mx2 Mining, Inc. (a) (c)	198,300	72,238
Neo Performance Materials, Inc.	233,456	2,646,589
NFI Group, Inc. (a) (b)	24,900	281,555
	Number of Shares	Value
NGEx Minerals Ltd. (a)	16,400	$305,883
Northern Dynasty Minerals Ltd. (a) (f)	338,909	667,651
Northern Dynasty Minerals Ltd. (Toronto) (a) (f)	752,336	1,479,951
Novagold Resources, Inc. (a)	263,549	2,456,277
Nutrien Ltd.	30,850	1,904,062
Pan American Silver Corp.	4,086	211,696
Pasofino Gold Ltd. (a)	61,000	23,999
Power Metallic Mines, Inc. (a)	379,823	345,910
Rio2 Ltd. (a) (b)	352,300	849,596
Seabridge Gold, Inc. (Toronto) (a) (f)	101,511	3,009,349
Seabridge Gold, Inc. (a)	75,554	2,235,643
Shopify, Inc., Class A (a)	85,947	13,834,889
Silverco Mining Ltd. (a)	68,300	472,733
Solaris Resources, Inc. (a) (b)	98,700	791,009
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	23,715
Sprott Physical Uranium Trust	13,065	350,534
Sprott Physical Uranium Trust (Toronto)	237,901	4,650,383
Tamarack Valley Energy Ltd. (b)	171,900	999,426
Taseko Mines Ltd. (a)	68,518	387,812
Uranium Royalty Corp. (a)	578,900	2,049,306
Victoria Gold Corp./Vancouver (a)	38,304	9,576
Vox Royalty Corp.	51,000	241,740
Western Copper & Gold Corp. (a) (f)	341,385	912,814
WSP Global, Inc. (b)	7,200	1,303,664
Xenon Pharmaceuticals, Inc. (a)	5,010	224,548
Zedcor, Inc. (a)	95,500	438,345
		77,785,644
Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA	297,388	1,549,749
Latam Airlines Group SA — SPADR	1,366	73,778
Lundin Mining Corp.	28,558	613,793
Sociedad Quimica y Minera de Chile SA — SPADR (a)	6,216	427,661
		2,664,981
China — 0.5%
Alibaba Health Information Technology Ltd. (a)	154,000	99,927
Angelalign Technology, Inc. (g)	1,400	10,721
Ascletis Pharma, Inc. (a) (g)	53,000	77,566
Baidu, Inc., Class A (a)	76,600	1,255,594
CGN Power Co. Ltd., Class H (f) (g)	2,780,000	1,045,545
Changgang Dunxin Enterprise Co. Ltd. (a) (c) (d)	4,640,000	—
China Communications Services Corp. Ltd., Class H	2,364,000	1,358,333
China Gas Holdings Ltd.	333,200	328,359
China Reinsurance Group Corp., Class H	459,000	99,081
Guangshen Railway Co. Ltd., Class H	2,338,000	650,621
JD Health International, Inc. (a) (g)	7,350	52,414
Meituan, Class B (a) (g)	28,400	374,757
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	70,400	45,409
Shanghai MicroPort MedBot Group Co. Ltd., Class H (a)	74,000	231,051
WuXi AppTec Co. Ltd. Class H (g)	26,100	331,000
Wuxi Biologics Cayman, Inc. (a) (g)	150,000	605,959
		6,566,337
Colombia — 0.0%
Aris Mining Corp. (a) (f)	31,120	504,704
Congo — 0.1%
Ivanhoe Mines Ltd., Class A (a) (f)	113,302	1,288,583

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Costa Rica — 0.0%
Establishment Labs Holdings, Inc. (a)	5,997	$437,061
Denmark — 0.6%
Ascendis Pharma AS — ADR (a)	675	143,937
Coloplast AS, Class B	40,765	3,499,113
Novo Nordisk AS, Class B	90,014	4,588,265
Orsted AS (a) (g)	43,575	836,193
		9,067,508
Finland — 0.0%
Nanoform Finland PLC (a)	261,974	358,406
France — 1.7%
Abivax SA — ADR (a)	12,405	1,672,876
Amundi SA (g)	9,688	801,238
Carrefour SA	115,708	1,930,060
Eramet SA (f)	21,382	1,437,788
EssilorLuxottica SA	12,370	3,911,073
Euroapi SA (a) (f)	104,950	279,232
L’Oreal SA	18,690	8,027,976
LVMH Moet Hennessy Louis Vuitton SE	9,184	6,923,819
Teleperformance SE	8,707	627,365
		25,611,427
Germany — 0.5%
Atai Beckley NV (a)	68,252	279,151
BioNTech SE — ADR (a)	27,712	2,638,182
E.ON SE	56,046	1,062,458
InflaRx NV (a)	26,677	26,944
K&S AG	250,754	3,658,629
Orion SA	39,223	207,097
		7,872,461
Hong Kong — 0.1%
Bank of East Asia Ltd.	117,800	201,397
CECEP COSTIN New Materials Group Ltd. (a) (c) (d)	1,736,000	—
Futu Holdings Ltd. — ADR (a)	630	103,452
Hi Sun Technology China Ltd. (a)	3,960,000	241,690
Hua Han Health Industry Holdings Ltd. (a) (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	205,432
PAX Global Technology Ltd.	189,000	122,389
United Laboratories International Holdings Ltd.	38,000	56,590
		930,950
India — 0.0%
HDFC Bank Ltd. — ADR	626	22,874
ICICI Bank Ltd. — SPADR	2,662	79,328
		102,202
Indonesia — 0.4%
First Pacific Co. Ltd.	473,000	361,697
First Resources Ltd.	455,400	740,200
Golden Agri-Resources Ltd.	14,801,200	3,281,746
Indah Kiat Pulp & Paper Tbk. PT	653,600	333,126
Media Nusantara Citra Tbk. PT (a)	19,182,100	300,928
United Tractors Tbk. PT	132,400	234,206
		5,251,903
Ireland — 0.1%
AerCap Holdings NV	2,768	397,928
Amarin Corp. PLC — ADR (a)	3,457	48,242
GH Research PLC (a)	32,454	412,166
		858,336
Israel — 0.1%
Global-e Online Ltd. (a)	19,656	772,677
	Number of Shares	Value
SimilarWeb Ltd. (a)	121,938	$913,316
Teva Pharmaceutical Industries Ltd. — SPADR (a)	10,064	314,097
		2,000,090
Italy — 0.1%
Prysmian SpA	5,055	504,044
Stevanato Group SpA	29,254	588,590
		1,092,634
Japan — 0.5%
Daiichi Sankyo Co. Ltd.	11,600	247,937
Electric Power Development Co. Ltd.	39,500	798,225
Fukuda Corp.	8,600	411,767
Inpex Corp.	47,900	947,916
Japan Petroleum Exploration Co. Ltd.	94,600	944,845
Kaken Pharmaceutical Co. Ltd.	500	12,816
Kamigumi Co. Ltd.	23,700	765,682
Kato Sangyo Co. Ltd.	5,600	229,541
Kyorin Pharmaceutical Co. Ltd.	116,000	1,138,132
Osaka Soda Co. Ltd.	3,100	42,866
Shionogi & Co. Ltd.	15,106	273,980
Suzuken Co. Ltd.	4,000	156,558
Teijin Ltd.	9,800	84,805
West Japan Railway Co. (f)	56,400	1,127,818
		7,182,888
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	9,027	270,359
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	18,848	563,543
NAC Kazatomprom JSC — GDR, 144A Shares (g)	41,119	2,294,440
		3,128,342
Lebanon — 0.0%
Solidere — ADR (a) (c) (d) (h)	32,451	408,883
Macau — 0.0%
SJM Holdings Ltd. (a) (f)	1,587,000	490,064
Malaysia — 0.1%
Genting Plantations Bhd.	566,400	711,871
Hong Leong Financial Group Bhd.	15,700	73,642
Oriental Holdings Bhd.	402,000	671,564
		1,457,077
Mexico — 0.1%
Alpek SAB de CV (a) (f)	53,884	27,649
Coca-Cola Femsa SAB de CV — SPADR	3,540	335,274
Nemak SAB de CV (a) (g)	2,074,798	418,243
Orbia Advance Corp. SAB de CV (a) (f)	538,395	465,817
Southern Copper Corp.	1,311	188,089
		1,435,072
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a)	3,695,700	244,389
Netherlands — 0.2%
ASML Holding NV	486	519,952
Magnum Ice Cream Co. NV (a)	21,102	334,933
Newamsterdam Pharma Co. NV (a)	7,418	260,223
Pharvaris NV (a)	8,618	239,150
Wolters Kluwer NV	19,476	2,022,123
		3,376,381
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	730	32,558
Philippines — 0.0%
Puregold Price Club, Inc.	587,400	379,414

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Puerto Rico — 0.0%
OFG Bancorp	11,737	$480,982
Popular, Inc.	1,318	164,118
		645,100
Russia — 0.0%
Etalon Group PLC — GDR (a) (c) (d) (h)	599,848	—
Etalon Group PLC — GDR — LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (a) (c) (d)	1,409,587	—
Lenta International Co. PJSC — GDR (a) (c) (d)	351,208	—
LSR Group PJSC (a) (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (c) (d)	798,487	—
Polyus PJSC — GDR (a) (c) (d) (h)	34,231	—
RusHydro PJSC (a) (c) (d)	354,557,380	—
Sberbank of Russia PJSC (a) (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	530,060	—
		—
South Africa — 0.8%
Impala Platinum Holdings Ltd.	273,399	4,305,921
Sibanye Stillwater Ltd. (a)	202,000	727,640
Valterra Platinum Ltd.	71,003	6,011,011
		11,044,572
South Korea — 1.4%
Chong Kun Dang Pharmaceutical Corp.	15,487	889,399
DL E&C Co. Ltd.	63,654	1,806,871
GS Holdings Corp.	28,081	1,097,734
Hankook & Co. Co. Ltd.	46,125	837,075
Hyundai Department Store Co. Ltd.	11,558	710,160
Korea Electric Power Corp. (a)	32,697	1,062,734
Korea Electric Power Corp. — SPADR (f)	66,802	1,102,233
Korean Air Lines Co. Ltd.	35,073	547,391
Korean Reinsurance Co.	43,090	344,640
KT Corp. — SPADR	141,694	2,687,935
LG Corp.	46,127	2,571,659
LG Uplus Corp.	453,339	4,629,977
Lotte Chemical Corp.	8,473	411,195
LX Holdings Corp.	67,023	372,017
LX International Corp.	9,726	219,484
Pan Ocean Co. Ltd.	297,630	792,864
PHA Co. Ltd.	27,869	227,207
		20,310,575
Spain — 0.2%
Amadeus IT Group SA	46,048	3,377,562
Sri Lanka — 0.0%
Hemas Holdings PLC	1,980,919	220,885
Sweden — 0.4%
Atlas Copco AB, Class A	258,620	4,633,374
Greater Than AB (a)	278,882	660,406
Hansa Biopharma AB (a)	5,183	19,344
		5,313,124
Switzerland — 0.3%
Sportradar Group AG, Class A (a)	129,971	3,089,411
TE Connectivity PLC	3,501	796,512
		3,885,923
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. — SPADR	47,282	14,368,527

	Number of Shares	Value
Thailand — 0.2%
Bangkok Bank PCL — Foreign Registered Shares	150,000	$805,493
Kasikornbank PCL	100,500	620,432
Valeura Energy, Inc. (a)	122,000	727,085
		2,153,010
Turkey — 0.0%
Trillion Energy International, Inc. (a)	903,135	8,554
Ukraine — 0.1%
Astarta Holding PLC	44,444	554,491
MHP SE GDR (a) (h)	162,326	1,168,870
		1,723,361
United Arab Emirates — 0.0%
Kyivstar Group Ltd. (a)	10,736	139,353
United Kingdom — 1.2%
AstraZeneca PLC — SPADR	6,163	566,565
Bicycle Therapeutics PLC — ADR (a)	3,375	23,895
British American Tobacco PLC — SPADR	12,004	679,667
CK Hutchison Holdings Ltd.	320,000	2,180,163
Close Brothers Group PLC (a)	86,524	609,394
Compass Pathways PLC — ADR (a)	54,047	372,924
Endava PLC — SPADR (a)	3,764	23,789
Gabriel Resources Ltd. (a)	193,400	11,272
Indivior PLC (a)	11,057	396,725
Man Group PLC	139,332	427,585
Schroders PLC	289,673	1,578,762
TechnipFMC PLC	36,899	1,644,219
Travis Perkins PLC	36,013	310,553
Unilever PLC	94,631	6,187,103
Vodafone Group PLC	870,108	1,156,126
Yellow Cake PLC (a) (g)	225,483	1,784,861
		17,953,603
Zambia — 0.1%
First Quantum Minerals Ltd. (a)	42,096	1,128,653
Total Foreign Common Stocks (Cost $226,293,122)		263,425,911
Total Common Stocks (Cost $913,238,068)		1,076,061,857
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $72,153)	346,146	171,342
Warrants — 0.2%
Atex Resources, Inc., Expiring 11/06/29 (Canada) (a) (c)	1,062,000	1,056,548
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (c)	89,000	3,460
Defi Technologies, Inc., Expiring 09/26/28 (United States) (a) (c)	123,288	5,090
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	5,396
Global Atomic Corp., Expiring 01/31/28 (Canada) (a) (c)	130,700	30,445
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (c)	44,900	29,776
i-80 Gold Corp., Expiring 11/16/27 (Canada) (a)	1,047,300	963,516
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	160,747

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Contracts	Value
Ivanhoe Electric, Inc., Expiring 02/14/26 (United States) (a) (c) (d)	15,775	$141,502
Minera Alamos, Inc., Expiring 09/17/28 (Canada) (a) (c)	3,532,200	362,250
Organigram Global, Inc., Expiring 04/02/28 (Canada) (a) (c)	337,500	155,541
U.S. Gold Corp., Expiring 11/30/27 (United States) (a) (c)	18,150	215,319
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	5,044
Total Warrants (Cost $1,990,166)		3,134,634
	Principal Amount	Value
Corporate Bonds — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, (Canada) (c) (d) (e) (Cost $337,084)	$453,800	66,125
Convertible Bonds — 0.1%
Metals & Mining — 0.0%
Endeavour Silver Corp., 0.250%, 01/15/31 (Canada) (g) (a)	643,000	697,655
Movies & Entertainment — 0.0%
Cineplex, Inc., 7.750%, 03/01/30 (Canada) (a) (g)	650,000	598,097
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada) (a) (g)	1,085,000	738,824
Total Convertible Bonds (Cost $1,932,241)		2,034,576
U.S. Treasury Bonds/Notes — 2.8%
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,788,766
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	15,302,536
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,292,312
Total U.S. Treasury Bonds/Notes (Cost $39,718,724)		40,383,614
	Number of Shares	Value
Acquired Funds — 18.8%
Exchange-Traded Funds (ETFs) — 6.4%
State Street Financial Select Sector SPDR ETF	1,039,569	56,937,194
State Street SPDR S&P Biotech ETF	14,319	1,745,916
State Street Technology Select Sector SPDR ETF	47,066	6,776,092
Vanguard Financials ETF (f)	213,451	28,493,574
		93,952,776
Private Investment Funds (i) — 12.4%
Bellus Ventures II LP (a) (c) (d) (e)	96,174	15,862,038
Blackstone Diversified Trading Strategies Fund (a) (c) (d) (e)	15,000	15,783,147
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		27,230,290
	Number of Shares	Value
Farallon Capital Institutional Partners (a) (c) (d) (e)		$469,374
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	3,314	42,200,416
Kotak Flexicap Feeder Fund, Class D (a) (c) (d)	2,927,858	29,559,943
Trium Khartes Fund LP (a) (c) (d) (e)	84,649	10,080,316
Voloridge Fund LP (a) (c) (d) (e)	6,505,378
Voloridge Trading Aggressive Fund (a) (c) (d) (e)		34,135,235
		181,826,137
Total Acquired Funds (Cost $196,342,077)		275,778,913
Preferred Stocks — 0.2%
Axia Energia, Class C, 0.00% (Brazil) (a)	24,444	219,114
Draegerwerk AG & Co. KGaA, 2.93% (Germany)	13,111	1,069,588
Petroleo Brasileiro SA — Petrobras, 9.41% (Brazil)	267,200	1,508,172
Sartorius AG, 0.30% (Germany)	2,959	859,617
Total Preferred Stocks (Cost $2,940,795)		3,656,491
	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
ADT, Inc., Notional Amount $288,000, Strike Price $10 Expiring 02/20/2026 (United States)	288	1,440
ADT, Inc., Notional Amount $106,000, Strike Price $10 Expiring 05/15/2026 (United States)	106	1,908
Bill Holdings, Inc., Notional Amount $725,000, Strike Price $50 Expiring 01/16/2026 (United States)	145	76,125
Confluent, Inc., Notional Amount $613,200, Strike Price $21 Expiring 01/16/2026 (United States)	292	274,480
Fluor Corp., Notional Amount $850,000, Strike Price $50 Expiring 03/20/2026 (United States)	170	12,750
Global Payments, Inc., Notional Amount $1,480,000, Strike Price $100 Expiring 05/15/2026 (United States)	148	29,600
iShares S&P/TSX 60 Index ETF, Notional Amount $17,611,200, Strike Price $48 Expiring 01/16/2026 (Canada)	3,669	13,366
Sportradar Group AG, Notional Amount $420,000, Strike Price $25 Expiring 02/20/2026 (United States)	168	17,640
Total Calls (Cost $258,925)		427,309

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Contracts	Value
Puts — 0.0%
Globalstar, Inc., Notional Amount $121,000, Strike Price $55 Expiring 01/16/2026 (United States)	22	$2,750
Globalstar, Inc., Notional Amount $132,000, Strike Price $60 Expiring 01/16/2026 (United States)	22	7,260
iShares S&P/TSX 60 Index ETF, Notional Amount $22,645,800, Strike Price $46 Expiring 01/16/2026 (Canada)	4,923	25,107
Total Puts (Cost $58,015)		35,117
Total Purchased Option Contracts (Cost $316,940)		462,426
	Principal Amount	Value
Short-Term Investments — 15.3%
Repurchase Agreement — 9.7%
Fixed Income Clearing Corp. issued on 12/31/25 (proceeds at maturity $141,805,431) (collateralized by U.S. Treasury Note, due 04/30/27 — 05/15/27 with a total par value of $142,287,500 and a total market value of 144,633,022), 1.060%, 01/02/26 (Cost $141,797,081)	$141,797,081	141,797,081
Unaffiliated Investment Company — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.830%, (j) (k) (Cost $50,668,810)	50,668,810	50,668,810
U.S Treasury Bill — 2.1%
U.S. Treasury Bills, 3.812%, 04/02/26 (f) (j) (Cost $30,284,858)	30,570,000	30,298,500
Total Short-Term Investments (Cost $222,750,749)		222,764,391
Total Investments — 110.7% (Cost $1,379,638,997)		1,624,514,369
Liabilities in Excess of Other Assets — (10.7)%		(156,369,054)
Net Assets — 100.0%		$1,468,145,315
	Number of Shares	Value
Securities Sold Short — (9.8)%
Common Stocks — (9.8)%
U.S. Common Stocks — (8.9)%
Aerospace & Defense — (0.2)%
AeroVironment, Inc. (a)	(4,522)	(1,093,827)
Axon Enterprise, Inc. (a)	(476)	(270,335)
Cadre Holdings, Inc.	(4,046)	(165,239)
Ducommun, Inc. (a)	(1,119)	(106,450)
Kratos Defense & Security Solutions, Inc. (a)	(1,967)	(149,315)
National Presto Industries, Inc.	(65)	(6,939)
Park Aerospace Corp.	(83)	(1,771)
Rocket Lab Corp. (a)	(23,798)	(1,660,148)
		(3,454,024)
	Number of Shares	Value
Air Freight & Logistics — (0.0)%
GXO Logistics, Inc. (a)	(303)	$(15,950)
Automobile Components — (0.0)%
Patrick Industries, Inc.	(1,279)	(138,682)
Phinia, Inc.	(1,738)	(108,955)
QuantumScape Corp. (a)	(42,450)	(442,329)
		(689,966)
Automobiles — (0.1)%
Harley-Davidson, Inc.	(7,071)	(144,885)
Lucid Group, Inc. (a)	(9,174)	(96,969)
Rivian Automotive, Inc., Class A (a)	(63,830)	(1,258,089)
Thor Industries, Inc.	(1,064)	(109,241)
		(1,609,184)
Banks — (0.2)%
Amalgamated Financial Corp.	(2,242)	(71,811)
Bancorp, Inc. (a)	(6,005)	(405,458)
Bank of Hawaii Corp.	(335)	(22,904)
Cadence Bank	(237)	(10,153)
Eagle Bancorp, Inc.	(448)	(9,596)
First Citizens BancShares, Inc., Class A	(179)	(384,166)
First Foundation, Inc. (a)	(4,706)	(28,989)
Firstsun Capital Bancorp (a)	(371)	(13,963)
Flagstar Bank NA	(52,300)	(658,457)
Hingham Institution For Savings	(539)	(153,055)
Midland States Bancorp, Inc.	(418)	(8,849)
Park National Corp.	(1,866)	(283,968)
Renasant Corp.	(3,101)	(109,217)
Triumph Financial, Inc. (a)	(6,961)	(435,967)
		(2,596,553)
Beverages — (0.1)%
Celsius Holdings, Inc. (a)	(7,478)	(342,044)
Coca-Cola Consolidated, Inc.	(17)	(2,606)
Constellation Brands, Inc., Class A	(6,458)	(890,946)
MGP Ingredients, Inc.	(2,315)	(56,254)
Molson Coors Beverage Co., Class B	(1,527)	(71,280)
		(1,363,130)
Biotechnology — (1.0)%
Apellis Pharmaceuticals, Inc. (a)	(10,255)	(257,606)
Arcus Biosciences, Inc. (a)	(13,525)	(322,301)
Caris Life Sciences, Inc. (a)	(5,378)	(145,098)
Cytokinetics, Inc. (a)	(11,604)	(737,318)
Disc Medicine, Inc. (a)	(50)	(3,970)
Exelixis, Inc. (a)	(48,681)	(2,133,688)
Ionis Pharmaceuticals, Inc. (a)	(1,816)	(143,664)
Kura Oncology, Inc. (a)	(9,429)	(97,967)
Madrigal Pharmaceuticals, Inc. (a)	(2,785)	(1,621,817)
Moderna, Inc. (a)	(113,952)	(3,360,444)
Nuvalent, Inc., Class A (a)	(3,489)	(350,959)
Revolution Medicines, Inc. (a)	(24,017)	(1,912,954)
Summit Therapeutics, Inc. (a)	(87,893)	(1,537,249)
Twist Bioscience Corp. (a)	(5,916)	(187,656)
Tyra Biosciences, Inc. (a)	(8,103)	(213,028)
Vanda Pharmaceuticals, Inc. (a)	(879)	(7,753)
Vaxcyte, Inc. (a)	(14,222)	(656,203)
Viking Therapeutics, Inc. (a)	(33,140)	(1,165,865)
Zymeworks, Inc. (a)	(3,436)	(90,470)
		(14,946,010)
Broadline Retail — (0.1)%
Etsy, Inc. (a)	(1,351)	(74,899)
Kohl’s Corp.	(7,626)	(155,647)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (a)	(2,986)	$(327,295)
Pattern Group, Inc., Class A (a)	(52,377)	(604,431)
		(1,162,272)
Building Products — (0.2)%
AAON, Inc.	(13,624)	(1,038,830)
Advanced Drainage Systems, Inc.	(5,023)	(727,481)
American Woodmark Corp. (a)	(285)	(15,362)
Builders FirstSource, Inc. (a)	(3,610)	(371,433)
Griffon Corp.	(603)	(44,411)
Masterbrand, Inc. (a)	(1,373)	(15,158)
Modine Manufacturing Co. (a)	(297)	(39,652)
		(2,252,327)
Capital Markets — (0.1)%
Coinbase Global, Inc., Class A (a)	(744)	(168,248)
LPL Financial Holdings, Inc.	(1,152)	(411,460)
Perella Weinberg Partners	(4,489)	(77,660)
TPG, Inc.	(7,886)	(503,442)
		(1,160,810)
Chemicals — (0.2)%
Air Products & Chemicals, Inc.	(1,470)	(363,119)
Ashland, Inc.	(846)	(49,635)
Celanese Corp.	(13,818)	(584,225)
Huntsman Corp.	(25,727)	(257,270)
Olin Corp.	(10,410)	(216,840)
Quaker Chemical Corp.	(15)	(2,060)
Westlake Corp.	(10,165)	(751,600)
		(2,224,749)
Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	(2,065)	(87,350)
Interface, Inc.	(3,284)	(91,689)
UniFirst Corp.	(986)	(190,199)
Vestis Corp.	(17,682)	(117,939)
		(487,177)
Communications Equipment — (0.0)%
Clearfield, Inc. (a)	(74)	(2,157)
Viasat, Inc. (a)	(6,290)	(216,753)
		(218,910)
Construction & Engineering — (0.3)%
Argan, Inc.	(186)	(58,278)
Construction Partners, Inc., Class A (a)	(5,349)	(580,634)
Everus Construction Group, Inc. (a)	(3,969)	(339,588)
IES Holdings, Inc. (a)	(1,124)	(437,258)
Quanta Services, Inc.	(38)	(16,038)
Sterling Infrastructure, Inc. (a)	(6,242)	(1,911,488)
WillScot Holdings Corp.	(29,411)	(553,809)
		(3,897,093)
Consumer Finance — (0.0)%
LendingClub Corp. (a)	(4,227)	(80,060)
World Acceptance Corp. (a)	(293)	(41,134)
		(121,194)
Consumer Staples Distribution & Retail — (0.1)%
Albertsons Cos., Inc., Class A	(927)	(15,916)
Maplebear, Inc. (a)	(13,970)	(628,371)
Weis Markets, Inc.	(1,403)	(89,918)
		(734,205)
Containers & Packaging — (0.1)%
Graphic Packaging Holding Co.	(3,815)	(57,454)
International Paper Co.	(24,893)	(980,535)
	Number of Shares	Value
O-I Glass, Inc. (a)	(36,427)	$(537,663)
		(1,575,652)
Distributors — (0.0)%
Pool Corp.	(1,212)	(277,245)
Diversified Consumer Services — (0.3)%
Adtalem Global Education, Inc. (a)	(21,743)	(2,249,748)
Frontdoor, Inc. (a)	(8,241)	(475,423)
Grand Canyon Education, Inc. (a)	(3,513)	(584,247)
KinderCare Learning Cos., Inc. (a)	(7,661)	(33,096)
McGraw Hill, Inc. (a)	(5,178)	(85,437)
Mister Car Wash, Inc. (a)	(2,447)	(13,605)
Perdoceo Education Corp.	(13,460)	(394,782)
		(3,836,338)
Diversified Telecommunication Services — (0.2)%
Anterix, Inc. (a)	(2,806)	(61,255)
AST SpaceMobile, Inc. (a)	(32,242)	(2,341,736)
Iridium Communications, Inc.	(34,983)	(608,005)
Shenandoah Telecommunications Co.	(1,546)	(17,872)
		(3,028,868)
Electric Utilities — (0.0)%
NRG Energy, Inc.	(249)	(39,651)
Otter Tail Corp.	(4,992)	(403,403)
		(443,054)
Electrical Equipment — (0.3)%
Fluence Energy, Inc. (a)	(80,401)	(1,590,332)
Nextpower, Inc., Class A (a)	(14,347)	(1,249,767)
Plug Power, Inc. (a)	(114,078)	(224,734)
Powell Industries, Inc.	(2,278)	(726,181)
Preformed Line Products Co.	(22)	(4,547)
		(3,795,561)
Electronic Equipment, Instruments & Components — (0.1)%
Arlo Technologies, Inc. (a)	(56,465)	(789,945)
Badger Meter, Inc.	(466)	(81,275)
Bel Fuse, Inc., Class B	(593)	(100,591)
Climb Global Solutions, Inc.	(229)	(23,539)
Coherent Corp. (a)	(242)	(44,666)
Crane NXT Co.	(8,981)	(422,736)
Mirion Technologies, Inc. (a)	(2,036)	(47,683)
Novanta, Inc. (a)	(793)	(94,359)
OSI Systems, Inc. (a)	(52)	(13,263)
Vishay Intertechnology, Inc.	(544)	(7,883)
Vishay Precision Group, Inc. (a)	(175)	(6,737)
		(1,632,677)
Energy Equipment & Services — (0.1)%
Core Laboratories, Inc.	(5,719)	(91,676)
Expro Group Holdings NV (a)	(147)	(1,962)
Flowco Holdings, Inc., Class A	(492)	(9,220)
Liberty Energy, Inc.	(5,991)	(110,594)
NOV, Inc.	(406)	(6,346)
Patterson-UTI Energy, Inc.	(37,898)	(231,557)
RPC, Inc.	(1,476)	(8,029)
TETRA Technologies, Inc. (a)	(40,121)	(375,934)
Valaris Ltd. (a)	(4,690)	(236,376)
		(1,071,694)
Entertainment — (0.1)%
Roku, Inc. (a)	(1,622)	(175,971)
Sphere Entertainment Co. (a)	(873)	(83,005)
Warner Music Group Corp., Class A	(14,732)	(451,830)
		(710,806)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Financial Services — (0.2)%
Affirm Holdings, Inc. (a)	(3,262)	$(242,791)
Block, Inc. (a)	(3,201)	(208,353)
Chime Financial, Inc., Class A (a)	(19,064)	(479,841)
Federal National Mortgage Association (a)	(17,086)	(183,333)
M3-Brigade Acquisition V Corp., Class A (a)	(49,550)	(526,716)
NewtekOne, Inc.	(163)	(1,850)
Paysafe Ltd. (a)	(2,705)	(21,883)
Rocket Cos., Inc., Class A	(24,464)	(473,623)
Shift4 Payments, Inc., Class A (a)	(21,894)	(1,378,665)
Western Union Co.	(9,373)	(87,263)
		(3,604,318)
Food Products — (0.1)%
Archer-Daniels-Midland Co.	(328)	(18,857)
Calavo Growers, Inc.	(137)	(2,980)
Freshpet, Inc. (a)	(3,598)	(219,226)
Hershey Co.	(343)	(62,419)
Marzetti Co.	(3,143)	(516,772)
Mission Produce, Inc. (a)	(9,384)	(108,854)
Post Holdings, Inc. (a)	(1,914)	(189,582)
Tootsie Roll Industries, Inc.	(1,740)	(63,736)
TreeHouse Foods, Inc. (a)	(2,048)	(48,312)
Utz Brands, Inc.	(5,178)	(53,748)
		(1,284,486)
Ground Transportation — (0.4)%
ArcBest Corp.	(895)	(66,400)
Avis Budget Group, Inc. (a)	(17,474)	(2,242,264)
Covenant Logistics Group, Inc.	(93)	(2,050)
Heartland Express, Inc.	(11,744)	(106,048)
Knight-Swift Transportation Holdings, Inc.	(2,402)	(125,576)
Marten Transport Ltd.	(3,038)	(34,572)
Old Dominion Freight Line, Inc.	(39)	(6,115)
RXO, Inc. (a)	(30,259)	(382,474)
Ryder System, Inc.	(348)	(66,604)
Saia, Inc. (a)	(5,633)	(1,839,287)
Schneider National, Inc., Class B	(5,526)	(146,605)
Werner Enterprises, Inc.	(3,863)	(115,929)
XPO, Inc. (a)	(10,131)	(1,376,904)
		(6,510,828)
Health Care Equipment & Supplies — (0.1)%
CONMED Corp.	(147)	(5,968)
Dentsply Sirona, Inc.	(5,385)	(61,551)
Embecta Corp.	(6,769)	(80,416)
Inspire Medical Systems, Inc. (a)	(4,117)	(379,711)
Kestra Medical Technologies Ltd. (a)	(2,359)	(62,561)
Semler Scientific, Inc. (a)	(8,277)	(126,555)
Teleflex, Inc.	(562)	(68,586)
UFP Technologies, Inc. (a)	(71)	(15,764)
		(801,112)
Health Care Providers & Services — (0.2)%
AdaptHealth Corp. (a)	(4,776)	(47,569)
DaVita, Inc. (a)	(143)	(16,246)
Enhabit, Inc. (a)	(754)	(6,952)
Guardant Health, Inc. (a)	(1,754)	(179,154)
Hims & Hers Health, Inc. (a)	(26,006)	(844,415)
Humana, Inc.	(2,016)	(516,358)
LifeStance Health Group, Inc. (a)	(9,856)	(69,386)
OPKO Health, Inc. (a)	(18,318)	(23,081)
Option Care Health, Inc. (a)	(15,597)	(496,921)
RadNet, Inc. (a)	(5,181)	(369,664)
	Number of Shares	Value
Strata Critical Medical, Inc. (a)	(6,030)	$(29,004)
Surgery Partners, Inc. (a)	(2,329)	(35,983)
		(2,634,733)
Health Care REITs — (0.0)%
Medical Properties Trust, Inc.	(44,979)	(224,895)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(11,495)	(101,271)
GoodRx Holdings, Inc., Class A (a)	(5,203)	(14,100)
Schrodinger, Inc. (a)	(2,237)	(39,998)
Teladoc Health, Inc. (a)	(10,010)	(70,070)
		(225,439)
Hotel & Resort REITs — (0.0)%
Pebblebrook Hotel Trust	(1,851)	(20,954)
RLJ Lodging Trust	(1,027)	(7,651)
Summit Hotel Properties, Inc.	(860)	(4,188)
		(32,793)
Hotels, Restaurants & Leisure — (1.0)%
BJ’s Restaurants, Inc. (a)	(62)	(2,443)
Black Rock Coffee Bar, Inc., Class A (a)	(6,639)	(147,718)
Bloomin’ Brands, Inc.	(2,020)	(12,463)
Brinker International, Inc. (a)	(8,800)	(1,262,976)
Caesars Entertainment, Inc. (a)	(4,762)	(111,383)
Cava Group, Inc. (a)	(83,708)	(4,912,823)
Cheesecake Factory, Inc.	(24,674)	(1,245,544)
Choice Hotels International, Inc.	(8,918)	(849,529)
Denny’s Corp. (a)	(8,492)	(52,820)
Dine Brands Global, Inc.	(2,084)	(66,980)
DoorDash, Inc., Class A (a)	(1,200)	(271,776)
DraftKings, Inc., Class A (a)	(10,252)	(353,284)
Dutch Bros, Inc., Class A (a)	(13,605)	(832,898)
First Watch Restaurant Group, Inc. (a)	(22,606)	(340,899)
Hyatt Hotels Corp., Class A	(6,997)	(1,121,759)
Kura Sushi USA, Inc., Class A (a)	(1,698)	(88,856)
Lindblad Expeditions Holdings, Inc. (a)	(155)	(2,235)
Marriott International, Inc., Class A	(2,188)	(678,805)
Marriott Vacations Worldwide Corp.	(3,363)	(194,011)
Papa John’s International, Inc.	(1,759)	(67,704)
Shake Shack, Inc., Class A (a)	(1,175)	(95,375)
Target Hospitality Corp. (a)	(1,242)	(9,948)
United Parks & Resorts, Inc. (a)	(974)	(35,356)
Wingstop, Inc.	(6,466)	(1,542,076)
		(14,299,661)
Household Durables — (0.2)%
Beazer Homes USA, Inc. (a)	(430)	(8,716)
Cavco Industries, Inc. (a)	(455)	(268,787)
Helen of Troy Ltd. (a)	(52,665)	(1,119,131)
Legacy Housing Corp. (a)	(160)	(3,123)
Leggett & Platt, Inc.	(10,625)	(116,875)
Newell Brands, Inc.	(47,274)	(175,859)
SharkNinja, Inc. (a)	(3,432)	(384,041)
TopBuild Corp. (a)	(420)	(175,220)
Whirlpool Corp.	(8,172)	(589,528)
		(2,841,280)
Household Products — (0.0)%
Spectrum Brands Holdings, Inc.	(3,537)	(208,966)
Independent Power & Renewable Electricity Producers — (0.0)%
Clearway Energy, Inc., Class C	(547)	(18,193)
Ormat Technologies, Inc.	(843)	(93,126)
Vistra Corp.	(2,975)	(479,957)
		(591,276)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Industrial REITs — (0.0)%
Americold Realty Trust, Inc.	(40,738)	$(523,891)
Lineage, Inc.	(2,356)	(82,460)
		(606,351)
Insurance — (0.1)%
Abacus Global Management, Inc.	(3,957)	(33,832)
Baldwin Insurance Group, Inc. (a)	(6,279)	(150,884)
Goosehead Insurance, Inc., Class A	(9,651)	(710,796)
Kinsale Capital Group, Inc.	(461)	(180,306)
Lemonade, Inc. (a)	(1,942)	(138,232)
Slide Insurance Holdings, Inc. (a)	(750)	(14,610)
Trupanion, Inc. (a)	(20,588)	(769,374)
		(1,998,034)
Interactive Media & Services — (0.0)%
Angi, Inc. (a)	(509)	(6,581)
fuboTV, Inc., Class A (a)	(31,652)	(79,763)
IAC, Inc. (a)	(468)	(18,299)
Snap, Inc., Class A (a)	(3,206)	(25,873)
Yelp, Inc. (a)	(1,483)	(45,068)
ZoomInfo Technologies, Inc. (a)	(5,620)	(57,155)
		(232,739)
IT Services — (0.1)%
CoreWeave, Inc., Class A (a)	(6,920)	(495,541)
EPAM Systems, Inc. (a)	(42)	(8,605)
Fastly, Inc., Class A (a)	(6,908)	(70,324)
Globant SA (a)	(6,197)	(405,098)
Twilio, Inc., Class A (a)	(2,485)	(353,466)
		(1,333,034)
Leisure Products — (0.1)%
YETI Holdings, Inc. (a)	(29,702)	(1,311,937)
Life Sciences Tools & Services — (0.2)%
Bio-Rad Laboratories, Inc., Class A (a)	(385)	(116,651)
Bio-Techne Corp.	(304)	(17,878)
Bruker Corp.	(9,955)	(468,980)
Cytek Biosciences, Inc. (a)	(1,394)	(7,040)
Illumina, Inc. (a)	(7,862)	(1,031,180)
Mesa Laboratories, Inc.	(470)	(36,895)
Revvity, Inc.	(474)	(45,860)
Tempus AI, Inc. (a)	(19,026)	(1,123,485)
		(2,847,969)
Machinery — (0.1)%
Albany International Corp., Class A	(115)	(5,830)
Blue Bird Corp. (a)	(6,897)	(324,159)
CECO Environmental Corp. (a)	(3,959)	(236,946)
Columbus McKinnon Corp.	(312)	(5,382)
Graham Corp. (a)	(1,126)	(72,323)
Ingersoll Rand, Inc.	(1,180)	(93,480)
Kadant, Inc.	(3,188)	(908,644)
Lindsay Corp.	(797)	(93,942)
Stratasys Ltd. (a)	(5,217)	(45,284)
		(1,785,990)
Media — (0.4)%
Boston Omaha Corp., Class A (a)	(138)	(1,707)
DoubleVerify Holdings, Inc. (a)	(335)	(3,832)
EchoStar Corp., Class A (a)	(8,618)	(936,777)
Ibotta, Inc., Class A (a)	(4,559)	(103,626)
Liberty Broadband Corp., Class C (a)	(40)	(1,944)
Omnicom Group, Inc.	(6,674)	(538,926)
Paramount Skydance Corp., Class B	(2,765)	(37,051)
Stagwell, Inc. (a)	(1,092)	(5,340)
	Number of Shares	Value
Trade Desk, Inc., Class A (a)	(90,615)	$(3,439,745)
USA TODAY Co., Inc. (a)	(14,667)	(75,535)
		(5,144,483)
Metals & Mining — (0.1)%
Cleveland-Cliffs, Inc. (a)	(75,228)	(999,028)
Compass Minerals International, Inc. (a)	(2,964)	(58,213)
Dakota Gold Corp. (a)	(16,251)	(92,306)
MP Materials Corp. (a)	(6,168)	(311,607)
		(1,461,154)
Office REITs — (0.0)%
BXP, Inc.	(3,787)	(255,547)
JBG SMITH Properties	(2,174)	(36,980)
Peakstone Realty Trust	(1,158)	(16,617)
SL Green Realty Corp.	(5,246)	(240,634)
		(549,778)
Oil, Gas & Consumable Fuels — (0.1)%
CNX Resources Corp. (a)	(1,581)	(58,133)
Comstock Resources, Inc. (a)	(13,883)	(321,808)
Core Natural Resources, Inc.	(390)	(34,519)
Diamondback Energy, Inc.	(2,520)	(378,832)
Murphy Oil Corp.	(14,272)	(446,000)
Peabody Energy Corp.	(2,745)	(81,526)
PrimeEnergy Resources Corp. (a)	(117)	(20,007)
Texas Pacific Land Corp.	(1,082)	(310,772)
		(1,651,597)
Passenger Airlines — (0.0)%
Alaska Air Group, Inc. (a)	(6,046)	(304,114)
Personal Care Products — (0.2)%
BellRing Brands, Inc. (a)	(56,704)	(1,515,698)
Coty, Inc., Class A (a)	(2,132)	(6,566)
elf Beauty, Inc. (a)	(15,900)	(1,209,036)
Honest Co., Inc. (a)	(20,922)	(53,979)
		(2,785,279)
Pharmaceuticals — (0.0)%
Belite Bio, Inc. — ADR (a)	(698)	(111,652)
Corcept Therapeutics, Inc. (a)	(842)	(29,302)
Elanco Animal Health, Inc. (a)	(7,871)	(178,121)
Eton Pharmaceuticals, Inc. (a)	(286)	(4,836)
Harrow, Inc. (a)	(6,927)	(339,423)
		(663,334)
Professional Services — (0.1)%
Clarivate PLC (a)	(125,511)	(419,207)
Fiverr International Ltd. (a)	(2,046)	(40,429)
ICF International, Inc.	(28)	(2,389)
Innodata, Inc. (a)	(1,449)	(73,827)
Kforce, Inc.	(159)	(4,916)
ManpowerGroup, Inc.	(358)	(10,643)
TIC Solutions, Inc. (a)	(14,193)	(143,491)
Willdan Group, Inc. (a)	(7,111)	(737,126)
		(1,432,028)
Real Estate Management & Development — (0.0)%
eXp World Holdings, Inc.	(8,691)	(78,654)
Residential REITs — (0.0)%
Apartment Investment & Management Co., Class A	(8,760)	(52,034)
Independence Realty Trust, Inc.	(1,018)	(17,795)
		(69,829)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Retail REITs — (0.0)%
Macerich Co.	(10,597)	$(195,621)
Semiconductors & Semiconductor Equipment — (0.2)%
Aehr Test Systems (a)	(3,479)	(70,241)
Alpha & Omega Semiconductor Ltd. (a)	(3,065)	(60,718)
Amkor Technology, Inc.	(8,498)	(335,501)
Applied Materials, Inc.	(550)	(141,344)
Astera Labs, Inc. (a)	(5,419)	(901,505)
Enphase Energy, Inc. (a)	(4,975)	(159,449)
Entegris, Inc.	(2,505)	(211,046)
Impinj, Inc. (a)	(1,154)	(200,808)
Lattice Semiconductor Corp. (a)	(10,291)	(757,212)
MACOM Technology Solutions Holdings, Inc. (a)	(123)	(21,067)
Penguin Solutions, Inc. (a)	(2,870)	(56,137)
Power Integrations, Inc.	(4,282)	(152,182)
Semtech Corp. (a)	(233)	(17,170)
		(3,084,380)
Software — (0.4)%
Adeia, Inc.	(349)	(6,020)
Alkami Technology, Inc. (a)	(1,182)	(27,269)
Amplitude, Inc., Class A (a)	(1,095)	(12,680)
Appfolio, Inc., Class A (a)	(2,448)	(569,527)
Asana, Inc., Class A (a)	(32,347)	(443,477)
Aurora Innovation, Inc. (a)	(108,513)	(416,690)
Bentley Systems, Inc., Class B	(4,520)	(172,506)
Bill Holdings, Inc. (a)	(8,517)	(464,517)
Blend Labs, Inc., Class A (a)	(6,870)	(20,885)
Braze, Inc., Class A (a)	(896)	(30,724)
Clear Secure, Inc., Class A	(13,439)	(471,440)
Clearwater Analytics Holdings, Inc., Class A (a)	(3,203)	(77,256)
eGain Corp. (a)	(590)	(6,071)
Gen Digital, Inc.	(7,288)	(198,161)
I3 Verticals, Inc., Class A (a)	(2,881)	(72,572)
Intapp, Inc. (a)	(253)	(11,593)
Klaviyo, Inc., Class A (a)	(570)	(18,508)
Life360, Inc. (a)	(12,389)	(794,631)
nCino, Inc. (a)	(12,764)	(327,269)
NCR Voyix Corp. (a)	(4,093)	(41,749)
Pagaya Technologies Ltd., Class A (a)	(4,441)	(92,817)
Pegasystems, Inc.	(1,911)	(114,125)
Q2 Holdings, Inc. (a)	(136)	(9,814)
Qualys, Inc. (a)	(290)	(38,541)
SailPoint, Inc. (a)	(4,079)	(82,518)
SentinelOne, Inc., Class A (a)	(3,641)	(54,615)
SPS Commerce, Inc. (a)	(448)	(39,930)
Strategy, Inc. (a)	(4,330)	(657,944)
Synopsys, Inc. (a)	(1,313)	(616,742)
Telos Corp. (a)	(8,733)	(44,538)
UiPath, Inc., Class A (a)	(7,787)	(127,629)
Via Transportation, Inc., Class A (a)	(1,833)	(53,175)
		(6,115,933)
Specialized REITs — (0.0)%
Outfront Media, Inc.	(370)	(8,917)
Specialty Retail — (0.4)%
Asbury Automotive Group, Inc. (a)	(107)	(24,881)
Boot Barn Holdings, Inc. (a)	(5,628)	(993,173)
Buckle, Inc.	(48)	(2,564)
Build-A-Bear Workshop, Inc.	(2,955)	(181,053)
Caleres, Inc.	(6,505)	(79,166)
CarMax, Inc. (a)	(3,683)	(142,311)
	Number of Shares	Value
Carvana Co. (a)	(4,609)	$(1,945,090)
Floor & Decor Holdings, Inc., Class A (a)	(15,615)	(950,797)
GameStop Corp., Class A (a)	(1,011)	(20,301)
Lands’ End, Inc. (a)	(543)	(7,884)
Monro, Inc.	(20,616)	(413,145)
National Vision Holdings, Inc. (a)	(699)	(18,048)
RH (a)	(4,993)	(894,496)
Sally Beauty Holdings, Inc. (a)	(1,036)	(14,773)
Shoe Carnival, Inc.	(9,477)	(159,972)
		(5,847,654)
Technology Hardware, Storage & Peripherals — (0.1)%
Eastman Kodak Co. (a)	(1,100)	(9,306)
Super Micro Computer, Inc. (a)	(25,825)	(755,898)
Xerox Holdings Corp.	(44,755)	(106,069)
		(871,273)
Textiles, Apparel & Luxury Goods — (0.1)%
Capri Holdings Ltd. (a)	(857)	(20,911)
Carter’s, Inc.	(471)	(15,275)
Crocs, Inc. (a)	(445)	(38,056)
Oxford Industries, Inc.	(5,136)	(175,651)
Under Armour, Inc., Class A (a)	(171,977)	(854,726)
VF Corp.	(9,441)	(170,693)
		(1,275,312)
Trading Companies & Distributors — (0.2)%
BlueLinx Holdings, Inc. (a)	(339)	(20,825)
Core & Main, Inc., Class A (a)	(1,212)	(62,988)
FTAI Aviation Ltd.	(524)	(103,149)
Herc Holdings, Inc.	(929)	(137,845)
QXO, Inc. (a)	(71,560)	(1,380,392)
Rush Enterprises, Inc., Class A	(1,348)	(72,711)
Willis Lease Finance Corp.	(33)	(4,476)
Xometry, Inc., Class A (a)	(14,012)	(833,294)
		(2,615,680)
Water Utilities — (0.0)%
Cadiz, Inc. (a)	(10,325)	(57,923)
Total U.S. Common Stocks (Proceeds $(130,300,270))		(130,894,233)
Foreign Common Stocks — (0.9)%
Belgium — (0.0)%
Galapagos NV — SPADR (a)	(107)	(3,499)
Brazil — (0.0)%
Adecoagro SA	(1,198)	(9,500)
Canada — (0.6)%
Americas Gold & Silver Corp. (a)	(31,640)	(161,680)
Andean Precious Metals Corp. (a)	(89,152)	(633,946)
Atex Resources, Inc. (a)	(1,062,000)	(2,561,087)
Ballard Power Systems, Inc. (a)	(52,474)	(133,284)
Bausch Health Cos., Inc. (a)	(1,131)	(7,860)
Cascades, Inc.	(16,600)	(150,695)
Denison Mines Corp. (a)	(255,206)	(678,848)
Denison Mines Corp. (Toronto) (a)	(208,100)	(551,881)
Diversified Royalty Corp.	(57,300)	(155,299)
First Majestic Silver Corp.	(24,495)	(408,087)
Global Atomic Corp. (a)	(138,100)	(72,443)
Hut 8 Corp. (a)	(18,297)	(840,564)
i-80 Gold Corp. (a)	(1,083,800)	(1,595,043)
Minera Alamos, Inc. (a)	(2,261,700)	(873,339)
Victoria Gold Corp./Vancouver (a) (c) (d)	(1,035,421)	(7,544)
Vox Royalty Corp.	(51,000)	(245,980)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Shares	Value
Xenon Pharmaceuticals, Inc. (a)	(6,035)	$(270,489)
		(9,348,069)
China — (0.0)%
ATRenew, Inc. — ADR (a)	(5,781)	(30,639)
Baidu, Inc. — SPADR (a)	(356)	(46,515)
Chagee Holdings Ltd. — ADR	(192)	(2,233)
DiDi Global, Inc. — ADR (a)	(607)	(3,205)
Full Truck Alliance Co. Ltd. — ADR	(963)	(10,333)
HUYA, Inc. — ADR	(7,859)	(22,634)
indie Semiconductor, Inc., Class A (a)	(5,509)	(19,447)
iQIYI, Inc. — ADR (a)	(48,744)	(93,588)
New Oriental Education & Technology Group, Inc. — SPADR	(58)	(3,192)
		(231,786)
Colombia — (0.0)%
Geopark Ltd.	(3,453)	(25,587)
Finland — (0.0)%
Amer Sports, Inc. (a)	(193)	(7,209)
Germany — (0.0)%
Immatics NV (a)	(2,628)	(27,594)
Greece — (0.0)%
Danaos Corp.	(495)	(46,619)
India — (0.1)%
MakeMyTrip Ltd. (a)	(8,267)	(678,886)
Israel — (0.0)%
Kornit Digital Ltd. (a)	(1,849)	(26,589)
	Number of Shares	Value
Oddity Tech Ltd., Class A (a)	(1,303)	$(52,355)
Wix.com Ltd. (a)	(741)	(76,982)
		(155,926)
Mexico — (0.0)%
Borr Drilling Ltd. (a)	(29,668)	(119,562)
Norway — (0.1)%
Seadrill Ltd. (a)	(2,161)	(74,770)
T1 Energy, Inc. (a)	(110,335)	(737,038)
		(811,808)
South Korea — (0.0)%
Webtoon Entertainment, Inc. (a)	(1,472)	(19,180)
Switzerland — (0.1)%
On Holding AG, Class A (a)	(25,107)	(1,166,973)
Sportradar Group AG, Class A (a)	(6,697)	(159,188)
		(1,326,161)
Taiwan — (0.0)%
Himax Technologies, Inc. — ADR	(1,813)	(14,848)
United Kingdom — (0.0)%
Manchester United PLC, Class A (a)	(469)	(7,467)
Total Foreign Common Stocks (Proceeds $(11,702,970))		(12,833,701)
Total Common Stocks (Proceeds $142,003,240)		(143,727,934)
Total Securities Sold Short — (9.8)% (Proceeds $142,003,240)		$(143,727,934)

Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at December 31, 2025	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
486	03/20/2026	U.S. Treasury Note 10 Year Futures	$54,978,534	$54,644,625	$(333,909)
393	03/20/2026	Ultra U.S. Treasury Note 10 Year Futures	45,515,578	45,201,141	(314,437)
					(648,346)
		Foreign Currency-Related
121	03/16/2026	Australian Dollar Currency Futures	8,050,635	8,074,330	23,695
80	03/16/2026	British Pound Currency Futures	6,658,584	6,729,000	70,416
125	03/17/2026	Canadian Dollar Currency Futures	9,076,021	9,140,000	63,979
85	03/16/2026	Euro Foreign Exchange Currency Futures	12,425,336	12,516,250	90,914
12	03/16/2026	Japanese Yen Currency Futures	962,075	962,775	700
88	03/16/2026	Swiss Franc Currency Futures	13,801,054	13,978,250	177,196
					426,900
		Equity-Related
359	03/20/2026	Eurex EURO STOXX 50 Index Futures	24,236,855	24,642,992	406,137
590	03/20/2026	MSCI China Index Futures	19,554,382	19,956,750	402,368
250	03/20/2026	MSCI Japan Index Futures	27,286,080	27,320,000	33,920
215	03/20/2026	U.S. MSCI EAFE Index Futures	30,951,559	31,197,575	246,016
					1,088,441
		Short Financial Futures Contracts
		Equity-Related
(30)	03/20/2026	EURO STOXX 600 Index Futures	(1,029,796)	(1,048,866)	(19,070)
(2)	03/20/2026	FTSE MIB Index Futures	(520,291)	(529,463)	(9,172)
(9)	01/29/2026	HKG Hang Seng Index Futures	(1,500,777)	(1,482,981)	17,796
(8)	03/19/2026	Montreal Exchange S&P/TSX 60 Index Futures	(2,160,523)	(2,170,442)	(9,919)
(85)	03/20/2026	NASDAQ-100 Index Futures	(4,333,615)	(4,327,648)	5,967
(348)	03/20/2026	Russell 2000 Value Index Futures	(44,436,259)	(43,465,200)	971,059

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at December 31, 2025	Unrealized Appreciation/ (Depreciation)
(164)	03/20/2026	S&P 500 Index Futures	$(5,649,844)	$(5,651,850)	$(2,006)
(371)	03/20/2026	S&P 500 Index Futures	(127,511,068)	(127,855,875)	(344,807)
(12)	03/19/2026	S&P ASX Share Price 200 Index Futures	(1,734,910)	(1,736,979)	(2,069)
(451)	03/20/2026	U.S. MSCI Emerging Markets Index Futures	(30,886,457)	(31,827,070)	(940,613)
					(332,834)
					$534,161

Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
02/23/2026	Morgan Stanley Capital Services, Inc.	USD	42,736,289	CAD	58,600,000	$(90,576)
Total Return Basket Swap Agreements
Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Long Total Return Swap Contracts
CALB Group Co. Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	$2,290,521	$(33,804)
Engie SA	Morgan Stanley Capital Services, Inc.	12/12/2125	662,650	16,834
Firebird Metals Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	190,718	435
Hyosung Heavy Industries Corp.	Morgan Stanley Capital Services, Inc.	8/22/2125	364,926	(19,932)
Iberdrola SA	Morgan Stanley Capital Services, Inc.	1/7/2126	1,240,563	18,688
JL Mag Rare-Earth Co. Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	3,530,974	11,250
KGHM Polska Miedz SA	Morgan Stanley Capital Services, Inc.	1/2/2126	3,081,717	271,473
Legrand SA	Morgan Stanley Capital Services, Inc.	12/12/2125	441,128	(16,264)
Nexans SA	Morgan Stanley Capital Services, Inc.	12/29/2125	627,852	24,174
NexGen Energy Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	1,350,783	21,430
Peninsula Energy Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	426,758	72,004
REPT BATTERO Energy Co. Ltd.	Morgan Stanley Capital Services, Inc.	1/2/2126	4,997,727	(24,624)
Savannah Resources PLC	Morgan Stanley Capital Services, Inc.	1/2/2126	200,003	(3,554)
Yellow Cake PLC	Morgan Stanley Capital Services, Inc.	1/2/2126	1,395,662	230,586
Zhuzhou CRRC Times Electric Co. Ltd.	Morgan Stanley Capital Services, Inc.	12/9/2125	4,997,291	(20,837)
				547,859
Short Total Return Swap Contracts
Centrus Energy Corp.	Morgan Stanley Capital Services, Inc.	1/2/2126	125,811	9,285
Fortum OYJ	Morgan Stanley Capital Services, Inc.	12/29/2125	432,979	(11,881)
Global X Copper Miners ETF	Morgan Stanley Capital Services, Inc.	1/2/2126	511,549	(28,312)
Global X Uranium ETF	Morgan Stanley Capital Services, Inc.	1/2/2126	1,111,622	107,638
iShares MSCI South Korea ETF	Morgan Stanley Capital Services, Inc.	1/2/2126	467,617	(32,677)
NANO Nuclear Energy, Inc.	Morgan Stanley Capital Services, Inc.	1/5/2126	601,618	167,518
NuScale Power Corp.	Morgan Stanley Capital Services, Inc.	1/7/2126	788,492	255,700
Oklo, Inc.	Morgan Stanley Capital Services, Inc.	1/7/2126	646,217	187,025
Invesco STOXX Europe 600 Optimised Industrial Goods & Services UCITS ETF	Morgan Stanley Capital Services, Inc.	1/7/2126	313,494	(10,722)
Invesco STOXX Europe 600 Optimised Utilities UCITS ETF	Morgan Stanley Capital Services, Inc.	1/2/2126	883,079	(4,405)
USA Rare Earth, Inc.	Morgan Stanley Capital Services, Inc.	1/7/2126	492,746	112,660
				751,829
				$1,299,688

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Over-the-Counter Swap contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts — 0.0%
Long Total Return Swap Contracts
11/04/2026	Goldman Sachs International	0.300%(l)	GSCBMI5N Index (1)	US	Quarterly	$42,601,470	$702,319

(1)
The following table represents the individual positions in the Bloomberg Commodity Index as of December 31, 2025:

Name	Weight	Notional Amount
Ping An Bank Co Ltd	47.60%	202,768
Midea Group Co Ltd	48.88%	208,232
SK hynix Inc	62.16%	264,804
Bank of Ningbo Co Ltd	21.19%	90,255
Samsung Electronics Co Ltd	59.82%	254,821
CK Infrastructure Holdings Ltd	52.08%	221,862
Agricultural Bank of China Ltd	48.14%	205,069
AIA Group Ltd	45.15%	192,351
People’s Insurance Co Group of	45.97%	195,819
Kunlun Energy Co Ltd	48.95%	208,527
Industrial & Commercial Bank o	46.98%	200,160
Postal Savings Bank of China C	15.61%	66,495
Xiaomi Corp	47.30%	201,510
Daito Trust Construction Co Lt	42.58%	181,386
Daiwa House Industry Co Ltd	47.10%	200,646
Sekisui House Ltd	47.73%	203,340
CLP Holdings Ltd	49.62%	211,398
Delta Electronics Inc	21.34%	90,925
PICC Property & Casualty Co Lt	44.35%	188,943
Taiwan Semiconductor Manufactu	53.27%	226,940
Realtek Semiconductor Corp	30.62%	130,441
China Power International Deve	45.59%	194,216
MediaTek Inc	50.85%	216,639
Catcher Technology Co Ltd	48.72%	207,557
Asahi Group Holdings Ltd	42.36%	180,459
Kirin Holdings Co Ltd	46.79%	199,334
Suntory Beverage & Food Ltd	19.81%	84,414
China Life Insurance Co Ltd	22.15%	94,345
Guangdong Investment Ltd	43.90%	187,012
Kioxia Holdings Corp	20.82%	88,680
President Chain Store Corp	41.77%	177,943
Japan Tobacco Inc	47.87%	203,952
Hong Kong & China Gas Co Ltd	46.62%	198,626
Midea Group Co Ltd	22.63%	96,407
Hulic Co Ltd	49.14%	209,362
Contemporary Amperex Technolog	48.55%	206,841
Bank of Communications Co Ltd	43.20%	184,019
Far East Horizon Ltd	13.76%	58,623
Seven & i Holdings Co Ltd	22.88%	97,452
ASE Technology Holding Co Ltd	57.47%	244,826
China Gas Holdings Ltd	9.70%	41,342

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Name	Weight	Notional Amount
Beijing Enterprises Holdings L	45.39%	193,351
Bank of China Ltd	45.59%	194,215
FUJIFILM Holdings Corp	48.81%	207,925
AGC Inc	31.20%	132,917
Fujikura Ltd	31.37%	133,631
Power Assets Holdings Ltd	51.69%	220,220
Huaneng Power International In	47.63%	202,901
Zhejiang Zheneng Electric Powe	48.44%	206,365
Huadian Power International Co	47.61%	202,810
Kweichow Moutai Co Ltd	46.92%	199,880
Shenergy Co Ltd	45.48%	193,760
GD Power Development Co Ltd	46.63%	198,663
Inner Mongolia Yili Industrial	48.28%	205,671
Bank of Shanghai Co Ltd	50.17%	213,720
Ping An Insurance Group Co of	56.62%	241,190
People’s Insurance Co Group of	50.99%	217,224
China Pacific Insurance Group	24.44%	104,104
China CITIC Bank Corp Ltd	12.62%	53,751
Disco Corp	10.87%	46,326
Japan Post Holdings Co Ltd	54.07%	230,337
Hitachi Ltd	11.93%	50,810
Mitsubishi Electric Corp	53.46%	227,736
Renesas Electronics Corp	18.18%	77,440
Panasonic Holdings Corp	35.33%	150,519
Sony Group Corp	43.20%	184,037
Yokogawa Electric Corp	28.63%	121,955
Advantest Corp	49.80%	212,160
Keyence Corp	43.40%	184,907
Kyocera Corp	47.57%	202,639
Tencent Holdings Ltd	46.53%	198,223
Mitsubishi Heavy Industries Lt	24.91%	106,131
Japan Post Insurance Co Ltd	53.56%	228,180
Japan Post Bank Co Ltd	59.81%	254,807
Isuzu Motors Ltd	50.20%	213,879
Toyota Motor Corp	52.78%	224,829
Honda Motor Co Ltd	45.00%	191,727
Suzuki Motor Corp	46.74%	199,127
Subaru Corp	47.63%	202,922
Canon Inc	49.85%	212,356
Tokyo Electron Ltd	53.37%	227,376
Aeon Co Ltd	43.03%	183,303
Mitsubishi UFJ Financial Group	50.74%	216,141
Sumitomo Mitsui Trust Group In	51.99%	221,479
Sumitomo Mitsui Financial Grou	54.73%	233,148
China Resources Power Holdings	44.85%	191,061
Mizuho Financial Group Inc	52.42%	223,320
ORIX Corp	53.64%	228,515
Mitsubishi HC Capital Inc	51.78%	220,592
Daiwa Securities Group Inc	52.63%	224,203

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Name	Weight	Notional Amount
Nomura Holdings Inc	56.20%	239,436
Sompo Holdings Inc	23.16%	98,677
MS&AD Insurance Group Holdings	53.05%	226,017
Dai-ichi Life Holdings Inc	44.31%	188,761
Tokio Marine Holdings Inc	51.58%	219,750
Mitsui Fudosan Co Ltd	10.38%	44,230
Mitsubishi Estate Co Ltd	27.69%	117,951
Nippon Building Fund Inc	46.39%	197,611
Huaneng Power International In	44.66%	190,243
Nippon Yusen KK	49.73%	211,846
Mitsui OSK Lines Ltd	51.66%	220,060
Kawasaki Kisen Kaisha Ltd	28.85%	122,916
SG Holdings Co Ltd	19.47%	82,951
Japan Airlines Co Ltd	46.27%	197,117
ANA Holdings Inc	47.77%	203,505
China Construction Bank Corp	45.42%	193,507
NTT Inc	50.07%	213,293
KDDI Corp	39.48%	168,189
SoftBank Corp	46.19%	196,781
Chubu Electric Power Co Inc	49.40%	210,437
Kansai Electric Power Co Inc/T	46.12%	196,473
Osaka Gas Co Ltd	49.50%	210,864
China CITIC Bank Corp Ltd	45.29%	192,943
Alibaba Group Holding Ltd	43.94%	187,179
Apple Inc	47.68%	203,142
Anheuser-Busch InBev SA/NV	49.69%	211,698
Koninklijke Ahold Delhaize NV	48.49%	206,593
Admiral Group PLC	47.20%	201,068
Aegon Ltd	47.59%	202,737
Ageas SA/NV	50.46%	214,957
Air Liquide SA	24.68%	105,128
Allianz SE	52.49%	223,633
Acciona SA	54.17%	230,774
Saudi Arabian Oil Co	47.13%	200,796
ASM International NV	36.83%	156,893
ASML Holding NV	52.80%	224,926
ASR Nederland NV	52.17%	222,252
Assa Abloy AB	48.99%	208,689
Aviva PLC	52.82%	225,028
Broadcom Inc	43.65%	185,944
AstraZeneca PLC	25.88%	110,271
Barclays PLC	43.38%	184,804
BE Semiconductor Industries NV	44.28%	188,628
Bayerische Motoren Werke AG	28.86%	122,950
BNP Paribas SA	50.70%	216,006
CaixaBank SA	52.35%	223,014
Commonwealth Bank of Australia	46.28%	197,169
Coca-Cola Europacific Partners	48.17%	205,199
CapitaLand Integrated Commerci	23.04%	98,173

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Name	Weight	Notional Amount
Covivio SA/France	48.32%	205,862
AXA SA	52.75%	224,714
Dubai Electricity & Water Auth	50.42%	214,776
Vinci SA	10.82%	46,111
Deutsche Post AG	52.34%	222,958
Deutsche Telekom AG	46.73%	199,077
Erste Group Bank AG	55.75%	237,502
EDP SA	51.22%	218,203
Endesa SA	49.47%	210,743
Elia Group SA/NV	52.64%	224,260
Enel SpA	49.89%	212,519
Engie SA	51.05%	217,501
Siemens Energy AG	49.47%	210,753
E.ON SE	51.81%	220,733
Essity AB	50.96%	217,078
Ferrovial SE	48.71%	207,504
Fortum Oyj	51.67%	220,111
Generali	52.59%	224,049
Gecina SA	46.42%	197,768
Gjensidige Forsikring ASA	12.31%	52,462
Alphabet Inc	47.13%	200,762
Heineken NV	49.49%	210,829
Henkel AG & Co KGaA	49.25%	209,810
Hims & Hers Health Inc	42.54%	181,233
Halma PLC	48.39%	206,157
Hannover Rueck SE	50.82%	216,507
HSBC Holdings PLC	55.43%	236,134
Iberdrola SA	50.50%	215,123
Infineon Technologies AG	55.46%	236,284
ING Groep NV	53.58%	228,280
InPost SA	46.07%	196,256
Investor AB	51.39%	218,921
IonQ Inc	46.34%	197,409
Intesa Sanpaolo SpA	11.05%	47,054
Jeronimo Martins SGPS SA	37.43%	159,459
Kuwait Finance House KSCP	49.43%	210,587
Legal & General Group PLC	53.91%	229,675
Klepierre SA	50.37%	214,575
Lloyds Banking Group PLC	12.20%	51,990
Eli Lilly & Co	47.00%	200,228
Logitech International SA	44.25%	188,519
Legrand SA	48.83%	208,022
Mapfre SA	52.67%	224,376
Mercedes-Benz Group AG	50.90%	216,831
Cie Generale des Etablissement	44.92%	191,375
Muenchener Rueckversicherungs-	51.30%	218,544
Nordea Bank Abp	52.75%	224,726
Nestle SA	48.73%	207,577
National Grid PLC	50.41%	214,741

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
Name	Weight	Notional Amount
NN Group NV	53.10%	226,193
NVIDIA Corp	50.97%	217,127
NXP Semiconductors NV	55.25%	235,373
Oklo Inc	40.67%	173,243
Orange SA	10.67%	45,441
OTP Bank Nyrt	51.10%	217,677
PDD Holdings Inc	48.33%	205,897
PGE Polska Grupa Energetyczna	44.86%	191,123
ORLEN SA	49.91%	212,610
Plug Power Inc	49.09%	209,139
Poste Italiane SpA	51.56%	219,633
Nebras Energy	45.14%	192,307
Ferrari NV	37.65%	160,391
Redeia Corp SA	49.16%	209,432
Rigetti Computing Inc	41.27%	175,818
Al Rajhi Bank	37.19%	158,431
Reckitt Benckiser Group PLC	50.72%	216,096
RWE AG	51.43%	219,086
Sampo Oyj	50.45%	214,905
Skandinaviska Enskilda Banken	53.09%	226,159
Saudi Electricity Co	38.24%	162,892
Svenska Handelsbanken AB	52.27%	222,671
Swiss Life Holding AG	52.40%	223,238
Saudi National Bank/The	10.02%	42,694
Snam SpA	49.50%	210,868
SSE PLC	50.26%	214,119
STMicroelectronics NV	36.39%	155,043
Severn Trent PLC	49.28%	209,928
Swedbank AB	55.19%	235,103
Tesla Inc	55.88%	238,068
UniCredit SpA	29.87%	127,259
Unipol Assicurazioni SpA	52.68%	224,416
Unibail-Rodamco-Westfield	50.84%	216,566
United Utilities Group PLC	48.95%	208,547
Verbund AG	49.05%	208,949
Veolia Environnement SA	50.58%	215,485
Volkswagen AG	37.01%	157,657
Zurich Insurance Group AG	52.30%	222,795
		42,601,468

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Bill Holdings, Inc., Notional Amount $(942,500), Strike Price $65 Expiring 01/16/2026 (United States)	(145)	$(2,175)
Fluor Corp., Notional Amount $(678,000), Strike Price $60 Expiring 03/20/2026 (United States)	(113)	(2,825)
Globalstar, Inc., Notional Amount $(232,000), Strike Price $80 Expiring 01/16/2026 (United States)	(29)	(1,305)
HealthEquity, Inc., Notional Amount $(340,000), Strike Price $100 Expiring 03/20/2026 (United States)	(34)	(10,540)
Total Calls (Premiums received $83,665)		$(16,845)
Puts — (0.0)%
Bill Holdings, Inc., Notional Amount $(97,500), Strike Price $32.5 Expiring 01/16/2026 (United States)	(30)	(1,050)
Confluent, Inc., Notional Amount $(379,600), Strike Price $13 Expiring 01/16/2026 (United States)	(292)	(876)
Fluor Corp., Notional Amount $(680,000), Strike Price $40 Expiring 03/20/2026 (United States)	(170)	(59,500)
Sportradar Group AG, Notional Amount $(224,000), Strike Price $20 Expiring 02/20/2026 (United States)	(112)	(3,360)
Total Puts (Premiums received $89,102)		$(64,786)
Total Written Options (Premiums received $172,767)		$(81,631)
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $189,626,241, which represents 12.9% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)
Restricted Securities. The following restricted securities were held by the fund as of December 31, 2025, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments	December 31, 2025
	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$4,970
				4,970
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	23,715
				23,715
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	66,125
				66,125
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	10/01/21 – 12/02/24	15,701,545	15,862,038
Blackstone Diversified Trading Strategies Fund	Multi-Strategy & Credit Long/Short	07/01/25	15,000,000	15,783,147
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	13,581,077	27,230,290
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	559,674	469,374
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	5,370,671	42,200,416
Kotak Flexicap Feeder Fund LP	Equity Market Neutral	11/10/25	30,000,000	29,559,943
Trium Khartes Fund LP	Event Driven	12/01/25	10,000,000	10,080,316
Voloridge Fund LP	Directional	01/01/23	5,015,363	6,505,378
Voloridge Trading Aggressive Fund	Directional	12/01/23 – 09/02/25	27,000,000	34,135,235
				181,826,137
Total (12.4% of Net Assets)				$181,920,947

(f)
Security or a portion thereof was held on loan. As of December 31, 2025, the aggregate market value of securities on loan was $58,479,938; the total market value of collateral held by the Fund was $60,324,343. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,655,533.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At December 31, 2025 the aggregate value of these securities was $10,667,513, which represents 0.7% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of December 31, 2025. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized and cannot determine if there are any second tier investments.

(j)
Current yield as of December 31, 2025.

(k)
Represents a security purchased with cash collateral received for securities on loan.

(l)
The fund pays the floating rate.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities
December 31, 2025
Assets
Investments in securities, at value (cost: $1,237,841,916) including securities on loan of $58,479,938	$1,482,717,288
Repurchase agreements (cost: $141,797,081)	141,797,081
Total investments (cost: $1,379,638,997)	1,624,514,369
Cash denominated in foreign currencies (cost: $16,994,432)	17,052,086
Deposits with brokers for future contracts	20,552,367
Deposits with broker for swap contracts	6,570,000
Due from broker for futures variation margin	3,245,813
Unrealized appreciation on swap contracts	2,071,272
Deposits with broker for forward currency contracts	2,330,000
Advance purchase of investments	141,514
Deposits with broker for options contracts	29,838
Receivables:
Capital stock sold	3,205,000
Investment securities sold	2,750,525
Dividends and tax reclaims	1,107,233
Interest	419,443
Securities lending income	15,457
Prepaid expenses	5,456
Total Assets	1,684,010,373
Liabilities
Cash Overdraft	116,060
Cash collateral received for securities on loan	50,668,810
Securities sold short, at value (proceeds: $142,003,240)	143,727,934
Due to broker for futures variation margin	488,082
Unrealized depreciation on swap contracts	207,012
Unrealized depreciation on forward currency contracts	90,576
Written options, at value (premium received $172,767)	81,631
Payables:
Investment securities purchased	11,053,033
Money manager fees	7,323,836
Fund administration and custody fees	1,145,753
Investment advisory and administrative fees	380,269
Capital stock redeemed	170,000
Chief Compliance Officer’s costs and Trustee’s fees	80,076
Dividends and interest on securities sold short	78,576
Accrued expenses and other liabilities	253,410
Total Liabilities	215,865,058
Net Assets	$1,468,145,315
Shares Outstanding (unlimited authorized shares, par value $0.001)	96,111,260
Net Asset Value Per Share	$15.28
Net Assets Consist of:
Capital stock	$1,336,303,219
Total distributable earnings (loss)	131,842,096
Net Assets	$1,468,145,315
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations
Year Ended December 31, 2025
Investment Income
Dividends (net of foreign withholding taxes of $597,695)	$12,304,124
Interest	5,418,559
Securities lending	156,139
Total Investment Income	17,878,822
Expenses
Money manager fees	12,208,052
Investment advisory fees	3,362,785
Fund administration and custody fees	1,705,822
Administrative fees	962,587
Professional fees	660,967
Chief Compliance Officer’s costs and Trustee’s fees	545,852
Miscellaneous fees and other	290,286
Total Operating Expenses	19,736,351
Dividends and interest on securities sold short	1,001,292
Broker fees on securities sold short	2,032,983
Total Expenses	22,770,626
Less: Investment Advisory fee waiver	(336,278)
Total Expenses after Fees Waived	22,434,348
Net Investment Loss	(4,555,526)
Net Realized Gain (Loss) on:
Investments	221,769,732
Securities sold short	(6,832,126)
Swap contracts	830,031
Financial futures contracts	11,093,072
Forward currency contracts	(516,010)
Foreign currency-related transactions	235,514
Written options	(4,180,395)
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	222,399,818
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	52,566,850
Securities sold short	(3,992,410)
Swap contracts	1,966,161
Financial futures contracts	1,085,563
Forward currency contracts	(632,734)
Foreign currency-related transactions	93,152
Written options	163,903
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	51,250,485
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	273,650,303
Net Increase in Net Assets Resulting from Operations	$269,094,777
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(4,555,526)	$6,460,151
Net realized gain from investments, derivatives, and foreign currencies	222,399,818	105,138,253
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	51,250,485	62,852,131
Net Increase in Net Assets Resulting from Operations	269,094,777	174,450,535
Distributions
Distributions to shareholders	(224,037,334)	(103,175,824)
Decrease in Net Assets Resulting from Distributions	(224,037,334)	(103,175,824)
Capital Share Transactions
Proceeds from shares sold	70,318,244	64,994,935
Proceeds from distributions reinvested	216,225,734	100,398,936
Cost of shares redeemed	(153,981,529)	(181,343,894)
Net Increase (Decrease) From Capital Share Transactions	132,562,449	(15,950,023)
Total Increase in Net Assets	177,619,892	55,324,688
Net Assets
Beginning of year	1,290,525,423	1,235,200,735
End of year	$1,468,145,315	$1,290,525,423
Capital Share Transactions (in shares)
Shares sold	4,394,734	4,289,019
Shares reinvested	14,302,788	6,762,801
Shares redeemed	(9,470,970)	(12,194,372)
Net Increase (Decrease)	9,226,552	(1,142,552)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Year Ended December 31, 2025
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$269,094,777
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(2,629,495,143)
Investments sold	2,747,538,798
Purchases to cover securities sold short	(888,816,727)
Securities sold short	893,691,645
(Purchase)/Sale of short term investments, net	5,876,528
Amortization (accretion) of discount and premium, net	(1,436,895)
Net change in unrealized (appreciation) depreciation on forward currency contracts	632,734
Net change in unrealized (appreciation) depreciation on swap contracts	(1,966,161)
(Increase)/decrease in deposits with broker for forward currency contracts	(1,370,000)
(Increase)/decrease in deposits with broker for options contracts	720,000
(Increase)/decrease in deposit with broker for swap contracts	(3,602,000)
(Increase)/decrease in deposit with brokers for future contracts	(1,516,619)
(Increase)/decrease in advance purchase of investments	(88,991)
(Increase)/decrease in due from broker for futures variation margin	(44,613)
(Increase)/decrease in interest receivable	85,346
Increase/(decrease) in due to broker for futures variation margin	(1,471,800)
(Increase)/decrease in receivable for dividends and tax reclaims	(185,233)
(Increase)/decrease in prepaid expenses	90,086
(Increase)/decrease in securities lending income receivable	(2,797)
Increase/(decrease) in payable for money manager fees	6,410,834
Increase/(decrease) in payable for dividends and interest for securities sold short	(1,710)
Increase/(decrease) in payable for fund administration and custody fees	762,423
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	55,076
Increase/(decrease) in other accrued expenses and other liabilities	88,571
Increase/(decrease) in payable for investment advisory and administrative fees	29,901
Increase/(decrease) in premiums received on written options, net	(1,231,293)
Net realized (gain) loss from investments	(221,769,732)
Net realized (gain) loss from securities sold short	6,832,126
Net realized (gain) loss from foreign currency-related transactions	(235,514)
Net change in unrealized (appreciation) depreciation on investments	(52,566,850)
Net change in unrealized (appreciation) depreciation on securities sold short	3,992,410
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	(93,152)
Net change in unrealized (appreciation) depreciation on written options	(163,903)
Net cash provided by (used in) operating activities	129,842,122
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(7,811,600)
Proceeds from shares sold	67,173,244
Payment for shares redeemed	(174,841,529)
Net cash provided by (used in) financing activities	(115,479,885)
Effect of exchange rate changes on cash	328,666
Net increase (decrease) in cash	14,690,903
Cash at beginning of year	2,245,123
Cash at end of year	$16,936,026
Non cash financing activities not included herein consist of reinvestment of distributions of:	$216,225,734
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of December 31, 2025, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2021 − December 31, 2025), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Segment Reporting
The Fund adopted segment reporting improvements to reportable segment disclosures. The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of December 31, 2025, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$964,477,748	$111,146,541	$437,568	$1,076,061,857
Rights	—	171,342	—	171,342
Warrants	2,698,602	294,530	141,502	3,134,634
Corporate Bonds	—	—	66,125	66,125
Convertible Bonds	—	2,034,576	—	2,034,576
U.S. Treasury Bonds/Notes	—	40,383,614	—	40,383,614
Exchange-Traded Funds and Mutual Funds	93,952,776	—	—	93,952,776
Private Investment Funds	—	—	181,826,137	181,826,137
Preferred Stocks*	—	3,656,491	—	3,656,491
Purchased Options	462,426	—	—	462,426
Short-Term Investments	—	172,095,581	—	172,095,581
Unaffiliated Investment Company	50,668,810	—	—	50,668,810
Total Investments in Securities	1,112,260,362	329,782,675	182,471,332	1,624,514,369
Financial Futures Contracts – Equity Risk	2,083,263	—	—	2,083,263
Financial Futures Contracts – Foreign Currency Risk	426,900	—	—	426,900
Total Return Equity Swap Contracts – Equity Risk	—	564,572	—	564,572
Total Return Swap Contracts (CFD) – Equity Risk	—	1,506,700	—	1,506,700
Total Other Financial Instruments	2,510,163	2,071,272	—	4,581,435
Total Assets	$1,114,770,525	$331,853,947	$182,471,332	$1,629,095,804

Liabilities
Common Stocks Sold Short	(143,720,390)	—	(7,544)	(143,727,934)
Financial Futures Contracts – Interest Rate Risk	(648,346)	—	—	(648,346)
Financial Futures Contracts – Equity Risk	(1,327,656)	—	—	(1,327,656)
Forward Currency Contracts – Foreign Currency Risk	—	(90,576)	—	(90,576)
Total Return Equity Swap Contracts – Equity Risk	—	(207,012)	—	(207,012)
Written Options – Equity Risk	(81,631)	—	—	(81,631)
Total Other Financial Instruments	(2,057,633)	(297,588)	—	(2,355,221)
Total Liabilities	$(145,778,023)	$(297,588)	$(7,544)	$(146,083,155)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 12/31/25 for the period ended 12/31/25
Common Stocks*	$559,875	$(13,144)	$(58,283)	$—	$(50,880)	$—	$—	$437,568	$(58,283)
Warrants	—	—	141,344	158	—	—	—	141,502	141,344
Private Investment Funds	164,571,727	31,986,566	(2,063,870)	57,000,000	(69,668,286)	—	—	181,826,137	17,079,043
Preferred Stocks	57,942	(129,998)	72,056	—	—	—	—	—	—
Corporate Bonds	315,698	—	(249,573)	—	—	—	—	66,125	(249,573)
Convertible Bonds	448,445	(319,565)	(8,880)	—	(120,000)	—	—	—	—
Common Stocks Sold Short	—	(433,787)	782,156	—	(355,913)	—	—	(7,544)	782,156
Total	$165,953,687	$31,090,072	$(1,385,050)	$57,000,158	$(70,195,079)	$—	$—	$182,463,788	$17,694,687

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.
The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of December 31, 2025	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$406,308	Discounted last market price	Discount(%)	20% – 100%	85.78%
	23,715	Recent transaction price	Recent transaction price	$0.25	$0.25
Warrants	141,502	Black-Scholes pricing model	Volatility	55%	55%
Private Investment Funds	181,826,137	Adjusted net asset value	Manager estimated returns	0.00% – 3.90%	2.43%
			Market returns**	(1.03%) – 0.90%	0.12%
Corporate bonds	66,125	Recent transaction price	Recent transaction price	$20.00	$20.00

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds.   The chart above reflects the methodology and significant unobservable inputs of securities held at year ended December 31, 2025. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at year ended December 31, 2025. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$15,862,038	quarterly	90 days
Multi-Strategy (b)	469,374	illiquid	N/A
Long-Short Global Healthcare (c)	27,230,290	quarterly	45 days
Long-Short European (d)	42,200,416	monthly	60 days
Directional (e)	40,640,613	monthly	30 days
Multi-Strategy & Credit Long/Short (f)	15,783,147	monthly	35 days
Event Driven (g)	10,080,316	monthly	90 days
Equity Market Neutral (h)	29,559,943	daily	7 days
Total	$181,826,137

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $469,374 of redemption residuals.

(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

(f)
This strategy is primarily comprised of multi-strategy and credit long/short managers investing across macro and quantitative strategies.

(g)
This strategy is primarily comprised of investments in event-driven opportunities, including merger arbitrage, restructurings, and other corporate special situations.

(h)
This strategy is primarily comprised of market-neutral equity investments that seek to generate returns independent of overall equity market movements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
4.   Derivative and Other Financial Instruments
During the year ended December 31, 2025, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the year, the fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at year-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At December 31, 2025, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$462,426	$—
Swap Contracts	2,071,272	(207,012)
Forward Contracts	—	(90,576)
Futures Contracts	2,510,163	(1,976,002)
Written Options	—	(81,631)
Total derivative assets and liabilities	5,043,861	(2,355,221)
Derivatives not subject to a netting provision or similar arrangement	2,972,589	(2,057,633)
Total assets and liabilities subject to a netting provision or similar arrangement	$2,071,272	$(297,588)
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of December 31, 2025:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swap
Morgan Stanley Capital Services, Inc	$1,506,700	$(207,012)	$—	$1,299,688
Goldman Sachs International	564,572	—	—	564,572
Total	$2,071,272	$(207,012)	$—	$1,864,260
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of December 31, 2025:
Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$(90,576)	$—	$—	$(90,576)
Swap
Morgan Stanley Capital Services, Inc	(207,012)	207,012	—	—
Total	$(297,588)	$207,012	$—	$(90,576)

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of December 31, 2025. These derivatives are not accounted for as hedging instruments.
The following table lists the fair values of the fund’s derivative holdings as of December 31, 2025, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$44,992,200	5.46%	$—	—%	$44,992,200
Total Return Swap Contracts	Unrealized appreciation on swap contracts	—	—%	564,572	0.01%	—	—%	564,572
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	1,506,700	0.05%	—	—%	1,506,700
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	0.02%	—	—%	—	—%	—
Financial Futures Contracts	Due from broker for futures variation margin**	426,900	0.02%	2,083,263	0.18%	—	0.07%	2,510,163
Total Value – Assets		$426,900		$49,146,735		$—		$49,573,635
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(3,573,600)	-3.31%	$—	—%	$(3,573,600)
Total Return Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	(207,012)	-0.02%	—	—%	(207,012)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(90,576)	0.00%	—	—%	—	—%	(90,576)
Financial Futures Contracts	Due to broker for futures variation margin**	—	0.06%	(1,327,656)	-0.24%	(648,346)	-0.03%	(1,976,002)
Total Value – Liabilities		$(90,576)		$(5,108,268)		$(648,346)		$(5,847,190)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2024 to and including December 31, 2025, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these five percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through December 31, 2025. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the realized amounts of gains or losses included in net increase in net assets resulting from operations for the year ended December 31, 2025, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$—	$3,684,125	$3,684,125
Written Options	Net realized gain (loss) on Options written	—	—	(4,180,395)	(4,180,395)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	830,031	830,031
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	(516,010)	—	(516,010)
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	2,996,836	5,304,940	2,791,296	11,093,072
Total Realized Gain (Loss)		$2,996,836	$4,788,930	$3,125,057	$10,910,823

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the year ended December 31, 2025, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk		Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$		$52,584	$52,584
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—		—	163,903	163,903
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—		—	2,103,908	2,103,908
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—		(632,734)	—	(632,734)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	516,188		2,046,983	(1,477,608)	1,085,563
Total Change in Appreciation (Depreciation)		$516,188		$1,414,249	$842,787	$2,773,224
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of December 31, 2025, $321,624 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities. As part of TAS’ ongoing commitment to the non-profit sector, TAS will voluntarily waive 10% of its management fees for the period November 1, 2023 through December 31, 2025. The total management fees waived for the year ended December 31, 2025 were $336,278.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.07% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of December 31, 2025, $88,772 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $170,852 for the year ended December 31, 2025 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, received compensation for their service as board members. The board members received compensation of $375,000 from MAF for the year ended December 31, 2025 for service as independent Trustees. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of December 31, 2025, $93,108 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the year ended December 31, 2025 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Fundsmith, LLP	0.90%	—	NO
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)	1.15%	YES	MSCI All Country World Index	YES	10%-20% (c) (e)	—	Calendar Year, 50% deferred
Eversept Partners, LP	1.00%	—	—	MSCI World Health Care Index	YES	20% (c)	—	Calendar Year
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	YES	20% (c)	—	12-month period ending June 30
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
Lynwood Price Capital Management LP	0.25%	0.75%	YES	S&P 500 Total Return Index	YES	20% (c)	—	Calendar Year
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	YES	10%-20% (c) (g)	—	Calendar Year
Westbeck Capital Management, LLP	1.25%	1.50%	YES		YES	12.5%-15% (c)	—	Calendar Year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period.

(f)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TAS advised assets and assets of Strategy Capital, LLC and its affiliates.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of December 31, 2025, $7,323,836 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of December 31, 2025, $1,145,753 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended December 31, 2025 were as follows:
	Purchases	Sales
Non-US Government Securities	$3,444,853,939	$3,561,675,986
8.   Federal Tax Information
The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at December 31, 2025, are as follows:
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$303,522,519	$(239,716,297)	$63,806,222	$1,425,556,594
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
During the year ended December 31, 2025, the fund made reclassifications between components that make up net assets primarily due to capital gains from foreign currency, swap income, passive foreign investment companies, and partnership basis adjustments against short term capital gains.
At December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis detailed below differ from the amounts reflected in the fund’s Statement of Assets and Liabilities by temporary book/tax differences, largely arising from wash sales, partnership income, passive foreign investment companies, constructive sales and straddle deferral.
Undistributed Ordinary Income	Undistributed Capital Gains	(Accumulated Capital and Other Losses)	Unrealized Appreciation/ (Depreciation) (a)
$10,293,526	$49,101,314	$—	$72,447,256

(a)
Includes unrealized appreciation on investments, short sales, derivatives, and foreign currency-denominated assets and liabilities, if any.

The amount and character of tax basis distributions paid during the years ended December 31, 2025 and December 31, 2024 are detailed below.
2025				2024
Ordinary Income	Long-Term Capital gain	Return of Capital	Total	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
$146,111,904	$77,925,430	$—	$224,037,334	$96,791,750	$6,384,074	$—	$103,175,824

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of December 31, 2025:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$141,797,081	$—	$(141,797,081)	$—
Total	$141,797,081	$—	$(141,797,081)	$—

*
Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
In order to earn additional income, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of December 31, 2025, the fund had securities on loan with an aggregate market value of $58,479,938; the total market value of collateral held by the fund was $60,324,343. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $9,655,533 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $50,668,810.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements	December 31, 2025
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   New Accounting Pronouncements
Foreign Withholding Taxes Paid: The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.
15.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIFF Investment Program and Shareholders of TIFF Multi-Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TIFF Multi-Asset Fund (constituting TIFF Investment Program, referred to hereafter as the “Fund”) as of December 31, 2025, the related statements of operations and cash flows for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, private investment funds, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
February 25, 2026
We have served as the auditor of one or more investment companies in TIFF Investment Program since 2016.
www.pwc.com

Multi-Asset
TIFF Multi-Asset Fund	December 31, 2025
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP’s website at http://www.tipfunds.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Tax Information Notice
For federal income tax purposes, the following information is furnished with respect to the distributions of MAF, if any, paid during the taxable year ended December 31, 2025.
Qualified dividend income of $9,999,781 represents distributions paid from investment company taxable income for the year ended December 31, 2025, which may be subject to a maximum tax rate of 23.8%, for those members subject to federal income taxation on fund distributions, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2012. The distributions paid represent the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Trustees Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX-19.a.1.

(a)(2) Not applicable.

(a)(3) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	February 25, 2026

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	February 25, 2026